Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2023
Prospectus Date	rr_ProspectusDate	Aug. 31, 2023
Seafarer Overseas Growth and Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Seafarer Overseas Growth and Income Fund SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation along with some current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund seeks to mitigate adverse volatility in returns as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the fiscal year ended April 30, 2023, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes you purchase your shares on August 31, 2023, and reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2024. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its total assets in dividend-paying common stocks, preferred stocks, convertible securities, and debt obligations of foreign companies (which the Fund regards as companies located outside the U.S.), foreign governments and their agencies, where “total assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund seeks to offer investors a relatively stable means of participating in a portion of developing countries’ growth prospects, while providing some downside protection, in comparison to a portfolio that invests only in the common stocks of developing countries. The strategy of owning dividend-paying equities and convertible bonds is intended to help the Fund meet its investment objective while reducing the volatility of the portfolio’s returns.

The Fund can invest without constraint in the securities of companies located in developing countries and territories. The Fund’s investment adviser, Seafarer Capital Partners, LLC (“Seafarer” or the “Adviser”), considers that most nations in Africa, East and South Asia, Emerging Europe, Central and South America (“Latin America”), and the Middle East are developing countries. Currently, these nations and territories include, but are not limited to:

Africa: Botswana, Ghana, Kenya, Mauritius, Morocco, Nigeria, Tunisia, South Africa, and Zimbabwe

East and South Asia: Bangladesh, China, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam

Emerging Europe: Bosnia and Herzegovina, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Greece, Hungary, Lithuania, Kazakhstan, Poland, Romania, Russia, Serbia, Slovenia, Turkey, and Ukraine

Latin America: Argentina, Brazil, Chile, Colombia, Jamaica, Mexico, Peru, and Trinidad and Tobago

Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, and United Arab Emirates

Seafarer identifies developing countries based on its own analysis and measure of industrialization, economic growth, per capita income, and other factors; it may also consider classifications produced by the World Bank, the International Finance Corporation, the United Nations, and private financial services firms such as FTSE, MSCI, and Morningstar.

The Fund may also invest in the securities of companies located in selected foreign developed nations and territories, which in the Adviser’s opinion have significant economic and financial linkages to developing countries. Currently, these nations and territories include, but are not limited to, Australia, Hong Kong, Ireland, Israel, Japan, New Zealand, Singapore, and the United Kingdom.

The Adviser determines a company’s location based on a number of factors. A company is generally regarded by the Adviser as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; or (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has more than 50% of its assets in the particular country.

Exposure to foreign companies through the Fund’s investments in depositary receipts will be included in the Fund’s percentage of total assets invested in foreign securities.

The Fund may typically invest in convertible securities and debt obligations of any quality or duration. Such debt obligations may include, but are not limited to, investments in below investment grade debt, also known as “junk bonds.” The Fund may allocate among equity and debt investments without limitation.

The Fund may generally invest in companies of any size or capitalization, including smaller companies. The Fund generally invests in companies with market capitalizations of $250 million or more at the time of purchase. The securities of certain issuers may from time to time constitute more than five percent (5%) of the Fund’s net assets.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances that could prevent the Fund from achieving its investment objective. These include additional risks that are not described here, but which are described in the Statement of Additional Information. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Cash Sweep Program Risk

The Fund may invest in cash sweep programs administered by the Fund’s custodian or another third party through which the Fund’s cash holdings are placed in onshore or offshore interest-bearing savings accounts or demand deposit accounts at various banks. The vehicles through which the Fund’s cash sweep program is administered may include bank deposits that are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), in which case, a Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act. All sweep vehicles, whether or not registered under the 1940 Act, carry certain risks, which may include absence of FDIC protection, bank failure risk, or, in the case of offshore vehicles, risk of sovereign actions which may result in the seizure or diminution of Fund assets.

Common and Preferred Stock Risks

The prices of common and preferred stocks fluctuate based on changes in a company’s financial condition and overall market and economic conditions. The Fund may invest in preferred stocks. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Convertible Securities Risk

The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. Many convertible securities issued by companies based in developing countries are not rated by rating agencies, or, if they are rated, they may be rated below investment grade (“junk bonds”), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency.

Currency Risk

Changes in foreign currency exchange rates will affect the value of the Fund’s holdings and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Some currencies in developing countries may not be internationally traded, or the currencies may be subject to a variety of controls imposed by local governments. Such restrictions and controls might result in undervalued or overvalued currencies; pronounced volatility in exchange rates; limited trading liquidity; or partial or total restrictions on exchange and repatriation. Any of the aforementioned currency risks may result in any or all of the following: such risks might induce material volatility to the Fund’s net asset value; such risks might alter the fair value of the Fund’s assets; or such risks might compromise the Fund’s liquidity in a material manner, including compromising the Fund’s ability to honor redemption requests from its shareholders.

Developing Country Risk

The term “developing country” generally denotes countries and economies that are in the initial stages of industrialization, or where such industrialization is not yet complete. Such countries generally have lower per capita income compared to advanced economies. In addition to the risks of foreign securities in general, developing countries are generally more volatile and have relatively unstable governments. Compared to more developed countries, developing countries have social and legal systems that offer less protection to shareholders; economies that may be narrowly concentrated on a few industries; unstable and possibly elevated levels of inflation; potential for government seizure of assets or nationalization of companies; opaque and unpredictable regulatory systems; and securities markets that are substantially smaller, less liquid and more volatile, with less government oversight. Developing countries may be especially prone to currency-related risks and exposed to negative global economic shocks. Developing countries may be more vulnerable to natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, and internal and cross-border conflicts.

Equity Securities Risk

The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities generally have greater price volatility than fixed income securities. In certain instances, equity securities may decline precipitously or become worthless.

Fixed Income Securities Risk

A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield.

An issuer may not make all interest payments or repay all or any of the principal borrowed. If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. In certain instances, fixed income securities may decline precipitously or become worthless.

Foreign Securities Risk

The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries in which the Fund invests, as well as broader regions; international relations with other nations; natural disasters; and corruption. War and other forms of armed conflict and terrorism may significantly affect the countries, markets, and companies in which the Fund invests, and may cause the Fund to incur losses.

Foreign companies not publicly traded in the U.S. are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies. Some foreign companies may be located in countries with less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property. Some foreign issuers listed on U.S. exchanges may not fully comply with U.S. audit requirements, and may be delisted as a result. Foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

In order to gain exposure to certain foreign issuers, the Fund may participate in market access mechanisms administered by the respective markets, which may be subject to quota controls, heightened liquidity risks and different settlement procedures than would typically be expected with respect to U.S.

issuers. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.

Growth Stock Risk

Growth stocks may be more sensitive to market movements and interest rate changes because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks generally have above average growth potential, low dividends, and high prices relative to standard measures. Seeking earnings growth may result in significant investments in some sectors, including the technology sector, that may be subject to greater volatility than other sectors of the economy. Growth stocks may be more susceptible to earnings disappointments, technological obsolescence, and falling prices and profits. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for varying periods of time. Such stocks may not realize growth sufficient to justify higher prices, and this may beget subsequent price volatility or unrealized capital losses.

High Yield or Junk Bond Risk

The Fund may invest in high yield securities. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities. In certain instances, high yield securities may decline precipitously or become worthless.

Issuer Focus Risk

The securities of certain issuers may from time to time constitute more than five percent (5%) of the Fund’s net assets. As a result, events affecting those issuers may have a greater impact on the Fund than on another fund that does not hold securities of such issuers to the same extent.

Large Shareholder Risk

Ownership of shares of the Fund may be concentrated in a small number of large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders, and may increase transaction costs. These transactions potentially limit the use of any capital loss carry-forwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Liquidity Risk

Low or fluctuating liquidity conditions or lack of exchange-based trading volume may make it difficult to sell securities held by the Fund without significantly changing the market value of the investment. The Fund may not be able to meet shareholder redemption requests in a timely manner without significant dilution of remaining shareholders’ interests in the Fund.

Managed Portfolio Risk

The portfolio manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Market Risk

The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters, and the spread of infectious disease or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Region Emphasis Risk

Region emphasis risk is the risk that the securities of companies in the same geographic region, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates, natural or other disasters, infectious disease, and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such geographic region comprised a lesser portion of the Fund’s portfolio.

Risk Related to Investing in Asia

The value of the Fund’s assets may be adversely affected by risks related to investing in Asia, in addition to the risks of foreign securities in general. The risks related to investing in Asia include political, economic, social, and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption; and military activity. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position, and sensitivity to changes in global trade.

Sanctions Risk

Securities held by the Fund may become subject to sanctions and other restrictions that negatively impact their value and liquidity. Sanctioned securities may be suspended for extended periods of time or delisted altogether. If markets for these securities cease to operate or become inaccessible to foreign investors, the Fund may be forced to fair value sanctioned securities at low levels or write them off entirely.

Sector Emphasis Risk

Sector emphasis risk is the risk that the securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

Small- and Mid-sized Companies Risk

The Fund’s investments in securities issued by small- and mid-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Trading Markets and Depositary Receipts Risk

Securities issued by companies based in developing countries may trade in the form of depositary receipts, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. Depositary receipts may not enjoy the same degree of liquidity as the underlying securities that they represent. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Value Stock Risk

Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. Value stocks also may decline in price even though the portfolio manager believes that they are already undervalued. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for varying periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at seafarerfunds.com or by calling 1-855-732-9220.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	seafarerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns Institutional Class (SIGIX) for calendar years ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – Q4 2020	20.83%
Worst Quarter – Q1 2020	-23.18%
		The Fund’s Institutional Class year-to-date return as of June 30, 2023 was 7.57%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for the Institutional Class shares of the Fund.
Seafarer Overseas Growth and Income Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFGIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,212
1 Year	rr_AverageAnnualReturnYear01	(11.84%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.12%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 15, 2012	[3]
Seafarer Overseas Growth and Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIGIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,095
Annual Return 2013	rr_AnnualReturn2013	5.03%
Annual Return 2014	rr_AnnualReturn2014	(0.32%)
Annual Return 2015	rr_AnnualReturn2015	(4.18%)
Annual Return 2016	rr_AnnualReturn2016	9.34%
Annual Return 2017	rr_AnnualReturn2017	26.20%
Annual Return 2018	rr_AnnualReturn2018	(18.12%)
Annual Return 2019	rr_AnnualReturn2019	23.19%
Annual Return 2020	rr_AnnualReturn2020	22.20%
Annual Return 2021	rr_AnnualReturn2021	(2.33%)
Annual Return 2022	rr_AnnualReturn2022	(11.69%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.18%)
1 Year	rr_AverageAnnualReturnYear01	(11.69%)
5 Years	rr_AverageAnnualReturnYear05	1.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.44%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.05%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 15, 2012	[4]
Seafarer Overseas Growth and Income Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.61%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.89%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 15, 2012	[4]
Seafarer Overseas Growth and Income Fund | Morningstar Emerging Markets Net Return USD Index, Seafarer Overseas Growth and Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.29%)
5 Years	rr_AverageAnnualReturnYear05	(0.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index, Seafarer Overseas Growth and Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.62%)
5 Years	rr_AverageAnnualReturnYear05	0.17%
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 15, 2012
Seafarer Overseas Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Seafarer Overseas Value Fund SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the fiscal year ended April 30, 2023, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes you purchase your shares on August 31, 2023, and reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2024. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in common stocks, preferred stocks, and debt obligations of foreign companies (which the Fund regards as companies located outside the U.S.).

The Fund’s portfolio is generally comprised of securities identified through a bottom-up security selection process based on thorough fundamental research. The Fund’s investment adviser, Seafarer, Capital Partners, LLC (“Seafarer” or the “Adviser”), intends to employ a “value” style of investing. A “value” style of investing emphasizes investing in companies that currently have low or depressed valuations, but which also have the prospect of achieving improved valuations in the future. The Fund seeks to produce a minimum long-term rate of return by investing in securities priced at a discount to their intrinsic value.

The Fund can invest without constraint in the securities of companies located in developing countries and territories. Seafarer considers that most nations in Africa, East and South Asia, Emerging Europe, Central and South America (“Latin America”), and the Middle East are developing countries. Currently, these nations and territories include, but are not limited to:

Africa: Botswana, Ghana, Kenya, Mauritius, Morocco, Nigeria, Tunisia, South Africa, and Zimbabwe

East and South Asia: Bangladesh, China, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam

Emerging Europe: Bosnia and Herzegovina, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Greece, Hungary, Lithuania, Kazakhstan, Poland, Romania, Russia, Serbia, Slovenia, Turkey, and Ukraine

Latin America: Argentina, Brazil, Chile, Colombia, Jamaica, Mexico, Peru, and Trinidad and Tobago

Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, and United Arab Emirates

Seafarer identifies developing countries based on its own analysis and measure of industrialization, economic growth, per capita income, and other factors; it may also consider classifications produced by the World Bank, the International Finance Corporation, the United Nations, and private financial services firms such as FTSE, MSCI, and Morningstar.

The Fund may also invest in the securities of companies located in selected foreign developed nations and territories, which in the Adviser’s opinion have significant economic and financial linkages to developing countries. Currently, these nations and territories include, but are not limited to, Australia, Hong Kong, Ireland, Israel, Japan, New Zealand, Singapore, and the United Kingdom.

The Adviser determines a company’s location based on a number of factors. A company is generally regarded by the Adviser as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; or (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has more than 50% of its assets in the particular country.

Exposure to foreign companies through the Fund’s investments in depositary receipts will be included in the Fund’s percentage of total assets invested in foreign securities.

The Fund may typically invest in debt obligations of any quality or duration. Such debt obligations may include, but are not limited to, investments in below investment grade debt, also known as “junk bonds.” The Fund may allocate among equity and debt investments without limitation.

The Fund may generally invest in companies of any size or capitalization, including smaller companies. The Fund generally invests in companies with market capitalizations of $250 million or more at the time of purchase. The securities of certain issuers may from time to time constitute more than five percent (5%) of the Fund’s net assets.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances that could prevent the Fund from achieving its investment objective. These include additional risks that are not described here, but which are described in the Statement of Additional Information. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Cash Positions Risk

When the Fund’s investments in cash or similar investments increase (which may occur in response to adverse market, economic or political conditions, or when the Adviser believes there are not sufficient investment opportunities that meet the Fund’s investment criteria), it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. Under such circumstances, the Fund may not achieve its investment objective.

Cash Sweep Program Risk

The Fund may invest in cash sweep programs administered by the Fund’s custodian or another third party through which the Fund’s cash holdings are placed in onshore or offshore interest-bearing savings accounts or demand deposit accounts at various banks. The vehicles through which the Fund’s cash sweep program is administered may include bank deposits that are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), in which case, a Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act. All sweep vehicles, whether or not registered under the 1940 Act, carry certain risks, which may include absence of FDIC protection, bank failure risk, or, in the case of offshore vehicles, risk of sovereign actions which may result in the seizure or diminution of Fund assets.

Common and Preferred Stock Risks

The prices of common and preferred stocks fluctuate based on changes in a company’s financial condition and overall market and economic conditions. The Fund may invest in preferred stocks. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Currency Risk

Changes in foreign currency exchange rates will affect the value of the Fund’s holdings and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Some currencies in developing countries may not be internationally traded, or the currencies may be subject to a variety of controls imposed by local governments. Such restrictions and controls might result in undervalued or overvalued currencies; pronounced volatility in exchange rates; limited trading liquidity; or partial or total restrictions on exchange and repatriation. Any of the aforementioned currency risks may result in any or all of the following: such risks might induce material volatility to the Fund’s net asset value; such risks might alter the fair value of the Fund’s assets; or such risks might compromise the Fund’s liquidity in a material manner, including compromising the Fund’s ability to honor redemption requests from its shareholders.

Developing Country Risk

The term “developing country” generally denotes countries and economies that are in the initial stages of industrialization, or where such industrialization is not yet complete. Such countries generally have lower per capita income compared to advanced economies. In addition to the risks of foreign securities in general, developing countries are generally more volatile and have relatively unstable governments. Compared to more developed countries, developing countries have social and legal systems that offer less protection to shareholders; economies that may be narrowly concentrated on a few industries; unstable and possibly elevated levels of inflation; potential for government seizure of assets or nationalization of companies; opaque and unpredictable regulatory systems; and securities markets that are substantially smaller, less liquid and more volatile, with less government oversight. Developing countries may be especially prone to currency-related risks and exposed to negative global economic shocks. Developing countries may be more vulnerable to natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, and internal and cross-border conflicts.

Equity Securities Risk

The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities generally have greater price volatility than fixed income securities. In certain instances, equity securities may decline precipitously or become worthless.

Fixed Income Securities Risk

A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield.

An issuer may not make all interest payments or repay all or any of the principal borrowed. If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. In certain instances, fixed income securities may decline precipitously or become worthless.

Foreign Securities Risk

The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries in which the Fund invests, as well as broader regions; international relations with other nations; natural disasters; and corruption. War and other forms of armed conflict and terrorism may significantly affect the countries, markets, and companies in which the Fund invests, and may cause the Fund to incur losses.

Foreign companies not publicly traded in the U.S. are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies. Some foreign companies may be located in countries with less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property. Some foreign issuers listed on U.S. exchanges may not fully comply with U.S. audit requirements, and may be delisted as a result. Foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

In order to gain exposure to certain foreign issuers, the Fund may participate in market access mechanisms administered by the respective markets, which may be subject to quota controls, heightened liquidity risks and different settlement procedures than would typically be expected with respect to U.S. issuers. In certain markets where securities and other instruments are not traded “delivery versus payment,”

the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.

High Yield or Junk Bond Risk

The Fund may invest in high yield securities. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities. In certain instances, high yield securities may decline precipitously or become worthless.

Issuer Focus Risk

The securities of certain issuers may from time to time constitute more than five percent (5%) of the Fund’s net assets. As a result, events affecting those issuers may have a greater impact on the Fund than on another fund that does not hold securities of such issuers to the same extent.

Large Shareholder Risk

Ownership of shares of the Fund may be concentrated in a small number of large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders, and may increase transaction costs. These transactions potentially limit the use of any capital loss carry-forwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Liquidity Risk

Low or fluctuating liquidity conditions or lack of exchange-based trading volume may make it difficult to sell securities held by the Fund without significantly changing the value of the investment. The Fund may not be able to meet shareholder redemption requests in a timely manner without significant dilution of remaining shareholders’ interests in the Fund.

Managed Portfolio Risk

The portfolio manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Market Risk

The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters, and the spread of infectious disease or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Region Emphasis Risk

Region emphasis risk is the risk that the securities of companies in the same geographic region, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates, natural or other disasters, infectious disease, and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such geographic region comprised a lesser portion of the Fund’s portfolio.

Risk Related to Investing in Asia

The value of the Fund’s assets may be adversely affected by risks related to investing in Asia, in addition to the risks of foreign securities in general. The risks related to investing in Asia include political, economic, social, and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption; and military activity. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position, and sensitivity to changes in global trade.

Sanctions Risk

Securities held by the Fund may become subject to sanctions and other restrictions that negatively impact their value and liquidity. Sanctioned securities may be suspended for extended periods of time or delisted altogether. If markets for these securities cease to operate or become inaccessible to foreign investors, the Fund may be forced to fair value sanctioned securities at low levels or write them off entirely.

Sector Emphasis Risk

Sector emphasis risk is the risk that the securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

Small- and Mid-sized Companies Risk

The Fund’s investments in securities issued by small- and mid-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Trading Markets and Depositary Receipts Risk

Securities issued by companies based in developing countries may trade in the form of depositary receipts, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. Depositary receipts may not enjoy the same degree of liquidity as the underlying securities that they represent. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Value Stock Risk

Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. Value stocks also may decline in price even though the portfolio manager believes that they are already undervalued. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for varying periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at seafarerfunds.com or by calling 1-855-732-9220.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-732-9220
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	seafarerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Institutional Class (SIVLX) for calendar year ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – Q4 2020	19.36%
Worst Quarter – Q1 2020	-27.10%
		The Fund’s Institutional Class year-to-date return as of June 30, 2023 was 8.28%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return For periods ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for the Institutional Class shares of the Fund.
Seafarer Overseas Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFVLX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.38%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	689
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,532
1 Year	rr_AverageAnnualReturnYear01	(0.84%)	[7]
5 Years	rr_AverageAnnualReturnYear05	3.49%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016	[7]
Seafarer Overseas Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIVLX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.38%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	636
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,419
Annual Return 2017	rr_AnnualReturn2017	23.16%
Annual Return 2018	rr_AnnualReturn2018	(13.93%)
Annual Return 2019	rr_AnnualReturn2019	21.95%
Annual Return 2020	rr_AnnualReturn2020	4.04%
Annual Return 2021	rr_AnnualReturn2021	10.04%
Annual Return 2022	rr_AnnualReturn2022	(0.71%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.10%)
1 Year	rr_AverageAnnualReturnYear01	(0.71%)
5 Years	rr_AverageAnnualReturnYear05	3.59%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016
Seafarer Overseas Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.33%)	[8]
5 Years	rr_AverageAnnualReturnYear05	2.63%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016	[8]
Seafarer Overseas Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.36%)	[8]
5 Years	rr_AverageAnnualReturnYear05	2.40%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016	[8]
Seafarer Overseas Value Fund | Morningstar Emerging Markets Net Return USD Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.29%)
5 Years	rr_AverageAnnualReturnYear05	(0.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016
Seafarer Overseas Value Fund | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.62%)
5 Years	rr_AverageAnnualReturnYear05	0.17%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016
The Disciplined Growth Investors Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	THE DISCIPLINED GROWTH INVESTORS FUND (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, modest income with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes for a shareholder of the Fund when Fund shares are held in a taxable account. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing, under normal conditions, approximately 65% of its assets in equity securities and approximately 35% in fixed-income securities and cash equivalents. The allocation to equity and fixed-income securities may vary widely from time to time, as market conditions warrant. The Fund may invest in both investment-grade and below investment-

grade securities. The Fund’s fixed-income securities will generally have a weighted average maturity of five to 10 years, although Disciplined Growth Investors, Inc. (“DGI” or the “Adviser”) may cause the Fund to invest in fixed-income securities with a weighted average maturity greater than 10 years or less than five years, depending on market conditions. If the Adviser cannot find qualifying investments, the Fund may hold cash and short-term securities. The Adviser seeks to invest primarily in U.S. companies but may invest in foreign companies from time to time.

With respect to the equity portion of the portfolio, the Adviser seeks to generally invest in mid-sized companies, which the Adviser regards as those with market capitalizations at the time of purchase greater than $1 billion and less than $15 billion. The Adviser employs a “bottom-up” approach to building a portfolio. The Adviser’s goal is to find stocks that it believes meet its criteria of sustainable competitive advantage relative to industry peers, long-term superior return on capital coupled with the financial ability to meet reasonable growth objectives. The Adviser will sell a stock through a process of allocating capital to the highest expected returns or if individual security risks become unexpectedly high.

Fixed-income securities generally include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products and short-term securities.

With respect to the fixed-income portion of the portfolio, the Adviser seeks to identify fundamental growth opportunities in specific fixed-income securities that offer relative value within the fixed- income markets. The Adviser’s decision making approach has both “top-down” (including duration/ maturity positioning, yield curve risk and sector/quality risk) and “bottom-up” (including credit research, quantitative analysis and trading) components. The Adviser’s sell discipline is managed through a combination of inputs from its maturity, sector and individual selection decisions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio that may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.

●

Managed Portfolio Risk – When choosing an actively managed mutual fund, it is generally important for investors to evaluate the investment adviser managing the fund. With respect to the Fund, performance of individual securities held by the Fund can vary widely. The investment decisions of the Fund’s Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. The Fund’s Adviser may not buy chosen securities at the lowest possible price or sell securities at the highest possible prices. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

●

Stock Market Risk – Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions including interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues. If the value of Fund’s investments goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, Fund investments might not be profitable either because the market fails to recognize the value or because the Adviser misjudged the value of the investment.

●

Mid-Capitalization Risk – The Fund may invest significantly in mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

●

Growth Stock Risk – Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

●

Industry Risk – The Fund may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Fund’s returns may be considerably more volatile than returns of a fund that does not invest in similarly related companies.

●

Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuation, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

●

Currency Risk – Fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s non-U.S. investments to decline in terms of U.S. dollars. Additionally, certain of a Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Funds that may invest in securities denominated in, or which receive revenues in, non-U.S. currencies are subject to this risk.

●

Fixed-Income Securities Risk – The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities will change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed income securities are also subject to credit risk, prepayment risk, valuation risk and liquidity risk.

●

Allocation Risk – The asset classes in which the Fund seeks investment exposure can perform differently from each other at any given time (as well as over the long term), so the Fund will be affected by its allocation among equity and fixed-income securities. If the Fund favors exposure to an asset class during a period when that class underperforms, performance may be hurt. During periods of rapidly rising equity prices, the Fund might not achieve growth in its share prices to the same degree as funds focusing only on stocks. The Fund’s investments in stocks may make it more difficult to preserve principal during periods of stock market volatility.

●

Technology Sector Risk – To the extent the Fund invests in technology companies, the Fund is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.dgifund.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dgifund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – June 30, 2020	21.96%
Worst Quarter – March 31, 2020	-19.25%
		The Fund’s year-to-date return as of June 30, 2023 was 25.69%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

The Disciplined Growth Investors Fund | The Disciplined Growth Investors Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DGIFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 965
Annual Return 2013	rr_AnnualReturn2013	23.37%
Annual Return 2014	rr_AnnualReturn2014	11.39%
Annual Return 2015	rr_AnnualReturn2015	(4.62%)
Annual Return 2016	rr_AnnualReturn2016	13.12%
Annual Return 2017	rr_AnnualReturn2017	14.89%
Annual Return 2018	rr_AnnualReturn2018	(2.36%)
Annual Return 2019	rr_AnnualReturn2019	23.96%
Annual Return 2020	rr_AnnualReturn2020	24.01%
Annual Return 2021	rr_AnnualReturn2021	9.74%
Annual Return 2022	rr_AnnualReturn2022	(18.21%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	25.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.25%)
1 Year	rr_AverageAnnualReturnYear01	(18.21%)
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	8.66%
The Disciplined Growth Investors Fund | The Disciplined Growth Investors Fund Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.65%
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	7.63%
The Disciplined Growth Investors Fund | The Disciplined Growth Investors Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.45%)
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	7.03%
The Disciplined Growth Investors Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Emerald Finance and Banking Innovation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EMERALD FINANCE AND BANKING INNOVATION FUND (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term growth through capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary, in the section “BUYING, EXCHANGING AND REDEEMING SHARES” at page 27 of the prospectus and the section “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 35 of the Fund’s statement of additional information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2024. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Example does not reflect sales charges (loads) on dividends reinvested and other distributions. If these sales charges (loads) were included, your costs would be higher. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A –Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Emerald Finance and Banking Innovation Fund has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in stocks (both common and preferred) of companies principally engaged in banking or financial services, and collective investment vehicles such as mutual funds and exchange-traded funds that invest in companies that are principally engaged in banking and financial services as denoted by being classified as within the Banks, Financial Services, Insurance, or, exclusively with respect to holdings from prior to January 1, 2019, Real Estate SuperSectors; or within the Transaction Processing Services SubSector (as determined by the Russell Industry Classification Benchmark). This requirement is applied at the time the Fund invests its assets. The Emerald Finance and Banking Innovation Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval.

The Fund can invest in companies from a wide range of industries and of various sizes. The Fund will invest primarily in mid and small-size companies, at the time of purchase. The Adviser typically defines mid and small-size companies as those having a market capitalization equal to or less than that of the largest companies in the Russell 2500 Index. As of June 23, 2023, the Russell 2500 Index included securities issued by companies that ranged in size between $267 million and $27.1 billion. Micro-cap stocks are not a principal investment strategy of the Fund. While the non-fundamental policy described above allows for the Fund to invest in companies that are principally engaged in either banking or financial services, the Fund has adopted a fundamental policy that it will invest not less than25% of its net assets in securities of companies principally engaged in the banking industry and not less than 25% of its net assets in securities of companies principally engaged in the financial services industry. For purposes of this fundamental policy, a company is defined as being in the banking or financial services industries if such company is classified as within the Banks, Financial Services, Insurance, or, exclusively with respect to holdings from prior to January 1, 2019, Real Estate SuperSectors; or within the Transaction Processing Services SubSector (as determined by the Russell Industry Classification Benchmark).

Companies in the banking industry are defined to include U.S. and foreign commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry are defined to include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, mortgage real estate investment trusts, insurance and insurance holding companies, leasing companies, and companies engaged in financial technology-related activities including decentralized finance and distributed ledger technology.

Financial technology is the application of new technological advancements to products and services in the financial industry, seeking to improve and automate the delivery and use of financial services. Financial technology helps companies and consumers better manage their financial operations by utilizing specialized software. Financial technology companies compete with traditional financial methods in the delivery of financial services. Mobile banking, peer-to-peer lending, decentralized ledger technology and cryptocurrency are examples of financial technology.

The Fund may invest in stocks of special purpose acquisition companies (“SPACs”). The Fund does not target a particular form of SPAC, with the exception that the SPAC must have identified an acquisition target at or prior to the time of the Fund’s investment, and such target must be consistent with the ICB SuperSectors or SubSector outlined above.

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) applies the theme of innovation to these investment guidelines by pursuing companies that the Adviser believes are reinventing/redesigning existing products/services thereby generating value for their customers, creating a competitive advantage and driving business growth.

The Adviser utilizes a growth approach to choosing securities based upon fundamental research which attempts to identify companies whose earnings growth rate exceeds that of their peer group, exhibit a competitive advantage in niche markets, or do not receive significant coverage from other institutional investors.

The Fund generally sells investments when the Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

There are no limitations with respect to the type of REITs in which the Fund may invest.

At this time, the Fund will not invest directly in cryptocurrencies or initial coin offerings.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any of the investments made by the Fund can result in an investment loss, which may be significant. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Market Risk: Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments including interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues. Such events include the pandemic caused by the novel coronavirus and its variants (COVID-19), which has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility. Such events also include Russia’s recent invasion of Ukraine, which could have a negative impact on the economy and business activity globally. Historically, markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. The Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. The price of equity securities can decline significantly in response to issuer, political, market, and economic developments including interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues.

Managed Portfolio Risk: The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Sector Risk: Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Banking- and Financial Services-Related Investments Risk: The banking and financial services industries represent only a portion of the overall economy. Entities in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations. In addition, entities in these industries are particularly vulnerable to certain factors affecting the industries as a whole, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. There is a risk that those issuers (or the sector) will perform poorly and negatively impact the Fund.

Growth Stocks Risk: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share the Adviser’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Small and Medium Capitalization Stocks Risk: Investment in securities of small or medium-sized companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Concentration Risk: The Fund concentrates its investments in such issuers to the extent permitted by applicable regulatory guidance. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Distributed Ledger Technology (“DLT”) and Blockchain Investments Risk. The Fund may invest in companies listed on U.S. and Canadian exchanges that are engaged in the use of, or have exposure to, DLT and blockchain. The mechanics of using DLT, including blockchain, to transact in assets such as securities or derivatives, is relatively new and untested and there is no assurance that widespread adoption will occur. DLT and blockchain are subject to a rapidly-evolving regulatory landscape in the United States and in other countries, which might include security, privacy or other regulatory concerns that could negatively impact the companies in which the Fund invests. Companies in which the Fund invests may also be subject to the risk of fraud and cybersecurity threats and intellectual property claims. A significant disruption of Internet connectivity could impede the functionality of these technologies and could adversely affect the Fund.

Financial Technology Risk. Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Financial technology companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. These financial technology companies may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, financial technology companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

Foreign Securities Risk: To the extent the Fund invests in securities of foreign (non-U.S.) companies, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Canadian Securities Risk: The Fund may invest in the securities of companies listed for trading in Canada. Investments in Canadian issuers may subject the Fund to regulatory, political, currency, security and economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Liquidity Risk: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Real Estate Securities and REITs Risk: Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities.

Securities Issued By Other Investment Companies Risk: The Fund may invest in shares of other investment companies, including other mutual funds, money market funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Special Purpose Acquisition Company Risk. The Fund may invest in stock, rights, warrants, and other securities of special purpose acquisition companies or similar special purpose entities (collectively, “SPACs”). SPACs are often subject to extreme price volatility and speculative trading. SPACs may have little to no liquidity, and may trade at a discount to NAV. SPACs are “blank check” companies with no operating history. Accordingly, there is a limited basis, if any, on which to evaluate the SPAC’s ability to achieve its business objective, and the value of its securities is particularly dependent on the ability of the entity’s management to complete a profitable acquisition. The value of a SPAC’s securities can by highly volatile and may depreciate over time. A SPAC will not generate any revenues until, at the earliest, after the consummation of a transaction. Among other conflicts of interest, an investment in a SPAC may include the potential for misalignment of incentives in the structure of the SPAC.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including distributions of short-term capital gains that are taxed as ordinary income. To the extent that a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Please see “What are the Principal and Non-Principal Risks of Investing in Each Fund?” at page 17 of the prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the investments made by the Fund can result in an investment loss, which may be significant.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.emeraldmutualfunds.com or by calling 1-855-828-9909.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-828-9909
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.emeraldmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Returns — Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter — December 31, 2020	45.62%
Worst Quarter — March 31, 2020	-39.58%
		The Fund’s Class A share year-to-date return as of June 30, 2023 was -9.21%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-advantaged accounts (i.e., retirement plans or Individual Retirement Accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes.
Emerald Finance and Banking Innovation Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HSSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.48%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.85%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.85%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 654
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,029
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,538
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	654
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,029
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,428
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,538
Annual Return 2013	rr_AnnualReturn2013	43.64%
Annual Return 2014	rr_AnnualReturn2014	7.14%
Annual Return 2015	rr_AnnualReturn2015	14.68%
Annual Return 2016	rr_AnnualReturn2016	28.10%
Annual Return 2017	rr_AnnualReturn2017	12.57%
Annual Return 2018	rr_AnnualReturn2018	(19.60%)
Annual Return 2019	rr_AnnualReturn2019	20.55%
Annual Return 2020	rr_AnnualReturn2020	11.40%
Annual Return 2021	rr_AnnualReturn2021	39.06%
Annual Return 2022	rr_AnnualReturn2022	(55.87%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	45.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.58%)
1 Year	rr_AverageAnnualReturnYear01	(57.97%)
5 Years	rr_AverageAnnualReturnYear05	(8.71%)
10 Years	rr_AverageAnnualReturnYear10	4.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 1997
Emerald Finance and Banking Innovation Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(57.97%)	[12]
5 Years	rr_AverageAnnualReturnYear05	(10.23%)	[12]
10 Years	rr_AverageAnnualReturnYear10	3.96%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 1997	[12]
Emerald Finance and Banking Innovation Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(34.32%)
5 Years	rr_AverageAnnualReturnYear05	(6.11%)
10 Years	rr_AverageAnnualReturnYear10	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 1997
Emerald Finance and Banking Innovation Fund | Class A | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	9.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 1997
Emerald Finance and Banking Innovation Fund | Class A | Russell 2000 Financial Services (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.59%)
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	8.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 1997
Emerald Finance and Banking Innovation Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HSSCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.47%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.49%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.49%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 352
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	775
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,325
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,822
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	252
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	775
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,325
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,822
1 Year	rr_AverageAnnualReturnYear01	(56.59%)	[13]
5 Years	rr_AverageAnnualReturnYear05	(8.41%)	[13]
10 Years	rr_AverageAnnualReturnYear10	4.74%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2000	[13]
Emerald Finance and Banking Innovation Fund | Class C | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.44%)	[13]
5 Years	rr_AverageAnnualReturnYear05	4.13%	[13]
10 Years	rr_AverageAnnualReturnYear10	9.01%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2000	[13]
Emerald Finance and Banking Innovation Fund | Class C | Russell 2000 Financial Services (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.59%)	[13]
5 Years	rr_AverageAnnualReturnYear05	3.46%	[13]
10 Years	rr_AverageAnnualReturnYear10	8.98%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2000	[13]
Emerald Finance and Banking Innovation Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HSSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.46%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.51%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	823
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,799
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	154
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	823
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,799
1 Year	rr_AverageAnnualReturnYear01	(56.59%)
5 Years	rr_AverageAnnualReturnYear05	(8.41%)
10 Years	rr_AverageAnnualReturnYear10	4.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2012
Emerald Finance and Banking Innovation Fund | Institutional Class | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	9.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2012
Emerald Finance and Banking Innovation Fund | Institutional Class | Russell 2000 Financial Services (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.59%)
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	8.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2012
Emerald Finance and Banking Innovation Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FFBFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.48%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.89%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.89%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 192
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,209
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,209
1 Year	rr_AverageAnnualReturnYear01	(55.88%)	[13]
5 Years	rr_AverageAnnualReturnYear05	(7.82%)	[13]
10 Years	rr_AverageAnnualReturnYear10	5.41%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2010	[13]
Emerald Finance and Banking Innovation Fund | Investor Class | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.44%)	[13]
5 Years	rr_AverageAnnualReturnYear05	4.13%	[13]
10 Years	rr_AverageAnnualReturnYear10	9.01%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2010	[13]
Emerald Finance and Banking Innovation Fund | Investor Class | Russell 2000 Financial Services (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.59%)	[13]
5 Years	rr_AverageAnnualReturnYear05	3.46%	[13]
10 Years	rr_AverageAnnualReturnYear10	8.98%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2010	[13]
Emerald Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EMERALD GROWTH FUND (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial intermediary, in the section “BUYING, EXCHANGING AND REDEEMING SHARES” at page 27 of the prospectus and the section “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 35 of the Fund’s statement of additional information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2024. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Example does not reflect sales charges (loads) on dividends reinvested and other distributions. If these sales charges (loads) were included, your costs would be higher. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A –Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund typically invests in equity securities of U.S. and foreign companies, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

The Fund utilizes a fundamental approach to choosing securities: the research staff of Emerald conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group. Companies with perceived leadership positions and competitive advantages in niche markets that do not receive significant coverage from other institutional investors are favored.

The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies, which are defined by the Adviser as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index. As of June 23, 2023, the Russell 2000 Index included securities issued by companies that ranged in size between $122 million and $11.5 billion.

The Fund generally sells investments when the Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any of the investments made by the Fund can result in an investment loss, which may be significant. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Market Risk: Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments including interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues. Such events include the pandemic caused by the novel coronavirus and its variants (COVID-19), which has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility. Such events also include Russia’s recent invasion of Ukraine, which could have a negative impact on the economy and business activity globally. Economic and/or geopolitical developments in China may affect the global economy. These conditions may trigger a significant reduction in international trade and damage to China’s economy. Events such as these and their consequences are difficult to predict and could have a negative impact on the Fund’s performance. Historically, markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. The Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. The price of equity securities can decline significantly in response to issuer, political, market, and economic developments including interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues.

Managed Portfolio Risk: The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Growth Stocks Risk: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share the Adviser’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Small and Medium Capitalization Stocks Risk: Investment in securities of medium- and smaller-sized companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Foreign Securities Risk: To the extent the Fund invests in securities of foreign (non-U.S.) companies, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Canadian Securities Risk: The Fund may invest in the securities of companies listed for trading in Canada. Investments in Canadian issuers may subject the Fund to regulatory, political, currency, security and economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Health Care Sector Risk. Factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the health care sector.

Liquidity Risk: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including distributions of short-term capital gains that are taxed as ordinary income. To the extent that a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs Risk: Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities.

Securities Issued By Other Investment Companies Risk: The Fund may invest in shares of other investment companies, including other mutual funds, money market funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Please see “What are the Principal and Non-Principal Risks of Investing in Each Fund?” at page 17 of the prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the investments made by the Fund can result in an investment loss, which may be significant.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.emeraldmutualfunds.com or by calling 1-855-828-9909.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-828-9909
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.emeraldmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Returns — Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter — June 30, 2020	32.13%
Worst Quarter — March 31, 2020	-24.26%
		The Fund’s Class A share year-to-date return as of June 30, 2023 was 13.07%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-advantaged accounts (i.e., retirement plans or Individual Retirement Accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes.
Emerald Growth Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HSPGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%	[14]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.13%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 585
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	817
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,067
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,783
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	585
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	817
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,067
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,783
Annual Return 2013	rr_AnnualReturn2013	49.53%
Annual Return 2014	rr_AnnualReturn2014	6.81%
Annual Return 2015	rr_AnnualReturn2015	0.96%
Annual Return 2016	rr_AnnualReturn2016	10.51%
Annual Return 2017	rr_AnnualReturn2017	27.72%
Annual Return 2018	rr_AnnualReturn2018	(11.87%)
Annual Return 2019	rr_AnnualReturn2019	28.32%
Annual Return 2020	rr_AnnualReturn2020	38.42%
Annual Return 2021	rr_AnnualReturn2021	3.73%
Annual Return 2022	rr_AnnualReturn2022	(24.74%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.26%)
1 Year	rr_AverageAnnualReturnYear01	(28.31%)
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	10.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1992
Emerald Growth Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(29.57%)	[17]
5 Years	rr_AverageAnnualReturnYear05	0.78%	[17]
10 Years	rr_AverageAnnualReturnYear10	8.50%	[17]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1992	[17]
Emerald Growth Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.70%)
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	8.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1992
Emerald Growth Fund | Class A | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.36%)
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	9.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1992
Emerald Growth Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HSPCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.78%	[14]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.78%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 281
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	560
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	964
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,092
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	560
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	964
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,092
1 Year	rr_AverageAnnualReturnYear01	(25.90%)	[18]
5 Years	rr_AverageAnnualReturnYear05	3.41%	[18]
10 Years	rr_AverageAnnualReturnYear10	10.05%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2000	[18]
Emerald Growth Fund | Class C | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.36%)	[18]
5 Years	rr_AverageAnnualReturnYear05	3.51%	[18]
10 Years	rr_AverageAnnualReturnYear10	9.20%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2000	[18]
Emerald Growth Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FGROX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%	[14]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.82%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	265
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	460
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,025
1 Year	rr_AverageAnnualReturnYear01	(24.50%)	[18]
5 Years	rr_AverageAnnualReturnYear05	4.42%	[18]
10 Years	rr_AverageAnnualReturnYear10	11.11%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2008	[18]
Emerald Growth Fund | Institutional Class | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.36%)	[18]
5 Years	rr_AverageAnnualReturnYear05	3.51%	[18]
10 Years	rr_AverageAnnualReturnYear10	9.20%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2008	[18]
Emerald Growth Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FFGRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.17%	[14]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.17%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	643
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,419
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	119
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	372
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	643
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,419
1 Year	rr_AverageAnnualReturnYear01	(24.75%)	[18]
5 Years	rr_AverageAnnualReturnYear05	4.06%	[18]
10 Years	rr_AverageAnnualReturnYear10	10.73%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011	[18]
Emerald Growth Fund | Investor Class | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.36%)	[18]
5 Years	rr_AverageAnnualReturnYear05	3.51%	[18]
10 Years	rr_AverageAnnualReturnYear10	9.20%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011	[18]
Emerald Insights Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EMERALD INSIGHTS FUND (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial intermediary, in the section “BUYING, EXCHANGING AND REDEEMING SHARES” at page 27 of the prospectus and the section “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 35 of the Fund’s statement of additional information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2024. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Example does not reflect sales charges (loads) on dividends reinvested and other distributions. If these sales charges (loads) were included, your costs would be higher. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A –Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund typically invests in equity securities of U.S. and foreign companies, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

The Fund utilizes a fundamental approach to choosing securities: the Adviser’s research staff conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group, generally considered to be, growth companies. The Adviser favors companies with perceived leadership positions and competitive advantages in niche markets that do not receive significant attention from published analysts or other institutional investors.

The Fund can invest in companies from a wide range of industries and of various sizes. The Fund will invest primarily in mid and small-size companies. The Adviser typically defines mid-size companies as those having a market capitalization equal to or less than that of the largest companies in the Russell 3000® Growth Index. As of June 23, 2023, the Russell 3000® Growth Index included securities issued by companies that ranged in size between $1 billion and $2.935 trillion. The Adviser typically defines small-size companies as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Growth Index. As of June 23, 2023, the Russell 2000 Growth Index included securities issued by companies that ranged in size between $66 million and $11.5 billion.

The Fund generally sells investments when the Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any of the investments made by the Fund can result in an investment loss, which may be significant. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Market Risk: Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments including interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues. Such events include the pandemic caused by the novel coronavirus and its variants (COVID-19), which has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility. Such events also include Russia’s recent invasion of Ukraine, which could have a negative impact on the economy and business activity globally. Economic and/or geopolitical developments in China may affect the global economy. These conditions may trigger a significant reduction in international trade and damage to China’s economy. Events such as these and their consequences are difficult to predict and could have a negative impact on the Fund’s performance. Historically, markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. The Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. The price of equity securities can decline significantly in response to issuer, political, market, and economic developments including interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues.

Managed Portfolio Risk: The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Growth Stocks Risk: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share the Adviser’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Small and Medium Capitalization Stocks Risk: Investment in securities of small or medium-sized companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Technology Sector Risk: To the extent the Fund invests in technology companies, the Fund is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

Foreign Securities Risk: To the extent the Fund invests in securities of foreign (non-U.S.) companies, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Canadian Securities Risk: The Fund may invest in the securities of companies listed for trading in Canada. Investments in Canadian issuers may subject the Fund to regulatory, political, currency, security and economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed as ordinary income.

Please see “What are the Principal and Non-Principal Risks of Investing in the Fund?” at page 17 of the prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the investments made by the Fund can result in an investment loss, which may be significant.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.emeraldmutualfunds.com or by calling 1-855-828-9909.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-828-9909
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.emeraldmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Returns — Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter — June 30, 2020	35.17%
Worst Quarter — June 30, 2022	-23.71%
		The Fund’s Class A share year-to-date return as of June 30, 2023 was 32.17%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-advantaged accounts (i.e., retirement plans or Individual Retirement Accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes.
Emerald Insights Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EFCAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.84%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.94%	[19]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 606
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,001
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,583
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	606
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,001
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,420
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,583
Annual Return 2015	rr_AnnualReturn2015	(0.49%)
Annual Return 2016	rr_AnnualReturn2016	3.44%
Annual Return 2017	rr_AnnualReturn2017	22.55%
Annual Return 2018	rr_AnnualReturn2018	(9.11%)
Annual Return 2019	rr_AnnualReturn2019	36.24%
Annual Return 2020	rr_AnnualReturn2020	49.66%
Annual Return 2021	rr_AnnualReturn2021	23.27%
Annual Return 2022	rr_AnnualReturn2022	(31.12%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	32.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.71%)
1 Year	rr_AverageAnnualReturnYear01	(34.40%)
5 Years	rr_AverageAnnualReturnYear05	8.43%
Since Inception	rr_AverageAnnualReturnSinceInception	8.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2014
Emerald Insights Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(35.06%)	[22]
5 Years	rr_AverageAnnualReturnYear05	5.46%	[22]
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%	[22]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2014	[22]
Emerald Insights Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.71%)
5 Years	rr_AverageAnnualReturnYear05	6.12%
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2014
Emerald Insights Fund | Class A | Russell 3000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(28.97%)
5 Years	rr_AverageAnnualReturnYear05	10.45%
Since Inception	rr_AverageAnnualReturnSinceInception	12.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2014
Emerald Insights Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EFCCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.84%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.59%	[19]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	741
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,305
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,840
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	741
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,305
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,840
1 Year	rr_AverageAnnualReturnYear01	(32.22%)	[23]
5 Years	rr_AverageAnnualReturnYear05	8.79%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	8.03%	[23]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2014	[23]
Emerald Insights Fund | Class C | Russell 3000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(28.97%)	[23]
5 Years	rr_AverageAnnualReturnYear05	10.45%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	12.06%	[23]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2014	[23]
Emerald Insights Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EFCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%	[19]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	840
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,902
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	840
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,902
1 Year	rr_AverageAnnualReturnYear01	(30.88%)	[23]
5 Years	rr_AverageAnnualReturnYear05	9.84%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	9.07%	[23]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2014	[23]
Emerald Insights Fund | Institutional Class | Russell 3000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(28.97%)	[23]
5 Years	rr_AverageAnnualReturnYear05	10.45%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	12.06%	[23]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2014	[23]
Emerald Insights Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EFCNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.89%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.99%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.99%	[19]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,009
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,247
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	563
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,009
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,247
1 Year	rr_AverageAnnualReturnYear01	(31.14%)	[23]
5 Years	rr_AverageAnnualReturnYear05	9.44%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	8.69%	[23]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2014	[23]
Emerald Insights Fund | Investor Class | Russell 3000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(28.97%)	[23]
5 Years	rr_AverageAnnualReturnYear05	10.45%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	12.06%	[23]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2014	[23]
Grandeur Peak Emerging Markets Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Grandeur Peak Emerging Markets Opportunities Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate and may also result in more income taxes when Fund shares are held in a taxable account. For the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2024. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund currently invests primarily in micro- to mid-cap companies (as further described below) that are economically tied to emerging or frontier markets. Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets in equity securities of such companies. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country. Emerging and frontier markets include all countries excluded from the MSCI World Index of developed countries.

The Fund will typically invest in securities issued by companies economically tied to each of at least three emerging or frontier markets. The Fund will invest the Fund’s assets primarily in companies with market capitalizations of less than $5 billion at the time of purchase. The Fund may invest a significant portion of its total assets in micro-cap companies with market capitalizations below $1 billion (up to 90% at the time of purchase under normal market conditions).

The Fund may also invest a portion of its total assets (up to 50% under normal market conditions) in securities of companies with market capitalizations of greater than $5 billion at the time of purchase when the companies meet our investment criteria.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe followed by “bottom up” fundamental analysis to identify growth companies that it believes are among the highest quality in their global peer group. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied, and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies, when it is considered safe to do so, and expects to speak directly with senior management.

The ESG criteria described above are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. In analyzing a company’s approach to these ESG criteria, the Adviser assesses a number of factors through a proprietary analytical framework. This analysis may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not specifically include or exclude a particular company solely based on the Adviser’s assessment of that company’s ESG factors. The Adviser generally applies this ESG analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio.

Because incorporating ESG considerations into the investment research process involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the Adviser will align with the beliefs or values of a particular investor, and other managers may make a different assessment of a company’s ESG criteria.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early-stage companies with limited or no earnings history and in Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries, or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Sector Concentration Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Micro-Cap Company Stock Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, may be more vulnerable to adverse business or market developments, and may have less publicly available information relative to larger companies.

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments, at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to either a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – June 30, 2020	29.37%
Worst Quarter – March 31, 2020	-23.00%
		As of June 30, 2023, the year-to-date return on the Fund’s Investor Class shares was -24.66%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Grandeur Peak Emerging Markets Opportunities Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPEOX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.19%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%	[24]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[25],[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.68%	[24]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	922
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,006
Annual Return 2014	rr_AnnualReturn2014	7.29%
Annual Return 2015	rr_AnnualReturn2015	(5.24%)
Annual Return 2016	rr_AnnualReturn2016	6.63%
Annual Return 2017	rr_AnnualReturn2017	27.97%
Annual Return 2018	rr_AnnualReturn2018	(20.65%)
Annual Return 2019	rr_AnnualReturn2019	23.35%
Annual Return 2020	rr_AnnualReturn2020	30.71%
Annual Return 2021	rr_AnnualReturn2021	8.81%
Annual Return 2022	rr_AnnualReturn2022	(24.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(24.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.00%)
1 Year	rr_AverageAnnualReturnYear01	(24.73%)
5 Years	rr_AverageAnnualReturnYear05	0.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Grandeur Peak Emerging Markets Opportunities Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(24.76%)
5 Years	rr_AverageAnnualReturnYear05	0.40%
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Grandeur Peak Emerging Markets Opportunities Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.62%)
5 Years	rr_AverageAnnualReturnYear05	0.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Grandeur Peak Emerging Markets Opportunities Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPEIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%	[24]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[25],[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.48%	[24]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	823
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,799
1 Year	rr_AverageAnnualReturnYear01	(24.50%)
5 Years	rr_AverageAnnualReturnYear05	1.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Grandeur Peak Emerging Markets Opportunities Fund | MSCI EM SMID Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.66%)
5 Years	rr_AverageAnnualReturnYear05	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Grandeur Peak Emerging Markets Opportunities Fund | MSCI EM IMI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.46%)
5 Years	rr_AverageAnnualReturnYear05	(0.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Grandeur Peak Global Contrarian Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Grandeur Peak Global Contrarian Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate and may also result in more income taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2024. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock, and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are economically tied to multiple countries outside the United States. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country. The Fund may invest a significant amount of its total assets (up to 50% under normal market conditions) at the time of purchase in securities issued by companies that are economically tied to emerging and frontier markets. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify value-based investment opportunities. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied, and talking with the management team.

In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies, when it is considered safe to do so, and expects to speak directly with senior management.

The ESG criteria described above are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. In analyzing a company’s approach to these ESG criteria, the Adviser assesses a number of factors through a proprietary analytical framework. This analysis may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not specifically include or exclude a particular company solely based on the Adviser’s assessment of that company’s ESG factors. The Adviser generally applies this ESG analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio.

Because incorporating ESG considerations into the investment research process involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the Adviser will align with the beliefs or values of a particular investor, and other managers may make a different assessment of a company’s ESG criteria.

The Fund primarily invests in companies which the Adviser believes are trading at particularly attractive valuations relative to their long-term potential. The companies will typically fall into one of these categories at the time or purchase:

●	“Core Contrarian”—what the Adviser believes to be best-in-class growth companies, but which are part of a currently out-of-favor industry, sector, or geography.

●	“Fallen Angels”—high quality growth companies that the Adviser believes have hit a temporary setback relative to their long-term growth potential.

●

“Undiscovered Gems”—smaller growth companies that the Adviser believes are undervalued because they are lesser known, have high product or client concentration, or are otherwise not well understood yet by the market.

The Fund may also invest in companies that do not fit into one of these three categories, but which the Adviser believes are trading at attractive valuations with potential returns consistent with the objective of the Fund. The Fund may invest in early-stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the most attractive investments available without regard to benchmark weightings in regions, countries, or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best long-term opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and could cause the remaining shareholders in the Fund to lose money.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse, or in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Sector Concentration Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Micro-Cap Company Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may not have much publicly available information relative to larger companies. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments, and may have less publicly available information relative to larger companies.

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments, at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’

intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to either a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – December 31, 2020	26.01%
Worst Quarter – March 31, 2020	-29.19%
		As of June 30, 2023, the year-to-date return of the Fund’s Institutional Class shares was -16.57%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Grandeur Peak Global Contrarian Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPGCX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[27]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,622
Annual Return 2020	rr_AnnualReturn2020	24.97%
Annual Return 2021	rr_AnnualReturn2021	19.97%
Annual Return 2022	rr_AnnualReturn2022	(14.61%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.19%)
1 Year	rr_AverageAnnualReturnYear01	(14.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 2019
Grandeur Peak Global Contrarian Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 2019
Grandeur Peak Global Contrarian Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 2019
Grandeur Peak Global Contrarian Fund | MSCI ACWI Small Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 2019
Grandeur Peak Global Contrarian Fund | MSCI ACWI Small Cap Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 2019
Grandeur Peak Global Explorer Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Grandeur Peak Global Explorer Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2024. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in micro- to mid-cap companies economically tied to the United States (“domestic companies”) or to other countries (“foreign companies”), using a geography-focused framework intended to identify companies that the Adviser believes are particularly well-positioned for long-term growth. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock, and securities convertible into common stock) of companies with market capitalizations of less than $5 billion at the time of purchase.

The Fund will typically invest in securities issued by companies that, taken together, are economically tied to at least ten countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions; at least 30% under market conditions that are not normal) at the time of purchase in securities issued by companies that, taken together, are economically tied to at least three countries outside the United States, including emerging and frontier market countries. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country. Foreign companies may be traded on U.S. exchanges or non-U.S. exchanges and may be denominated in U.S. dollars or foreign currencies.

Foreign companies include companies whose exclusive economic tie to the United States is the trading of an American Depositary Receipt (ADR) on a U.S. exchange or over the counter in the United States. Depositary receipts include sponsored and unsponsored depositary receipts, are typically issued by a financial institution (for ADRs, typically a U.S. financial institution) and evidence ownership interests in a security or a pool of securities (for ADRs, securities issued by a non-U.S. issuer) that have been deposited typically with that institution.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be among the “best-in-class” in their global peer group. This fundamental analysis generally includes a comparative study of the company and its peers, including the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied, and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels extensively to visit companies, when it is considered safe to do so, and expects to speak directly with senior management.

The ESG criteria described above is collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. In analyzing a company’s approach to these ESG criteria, the Adviser assesses a number of factors through a proprietary analytical framework. This analysis may include factors such as: shareholder rights, management oversight and transparency, board membership and structure, accounting standards, supply chain visibility, environmental policies, social justice policies, and labor relations. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s direct research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not specifically include or exclude a particular company solely based on the Adviser’s assessment of that company’s ESG factors. The Adviser applies this ESG analysis to each company in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio.

Because investing on the basis of ESG criteria involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the Adviser will align with the beliefs or values of a particular investor, and other managers may make a different assessment of a company’s ESG criteria.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback (for example, announced an unexpected expense or delayed contract, missed sales targets for the quarter, or experienced an unplanned management change, etc.), and therefore have a particularly appealing valuation relative to their long-term growth potential. The Fund may also invest in early-stage companies and Initial Public Offerings (IPOs).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

New Fund Risk. The Fund has been newly formed and therefore has limited performance history for investors to evaluate.

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Micro-Cap Company Stock Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, may be more vulnerable to adverse business or market developments, and may have less publicly available information relative to larger companies.

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Sector Concentration Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors.

The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – September 30, 2022	8.50%
Worst Quarter – March 31, 2023	-19.50%
		As of June 30, 2023, the year-to-date return on the Fund’s institutional Class shares was 5.77%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Grandeur Peak Global Explorer Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPGEX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.87%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.72%)	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	959
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,007
Annual Return 2022	rr_AnnualReturn2022	(30.32%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.50%)
1 Year	rr_AverageAnnualReturnYear01	(30.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	(27.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2021
Grandeur Peak Global Explorer Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(30.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(27.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2021
Grandeur Peak Global Explorer Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(21.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2021
Grandeur Peak Global Explorer Fund | MSCI All Country World Index Small Cap (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2021
Grandeur Peak Global Micro Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Grandeur Peak Global Micro Cap Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2024. Any agreement by the Adviser to waive fees is only included for the one-year period in the expense example. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number Of Years You Own Your Shares
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in foreign and domestic micro-cap companies.

Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets in equity securities of foreign and domestic companies with market capitalizations of less than $1 billion at the time of purchase.

The Fund will invest a significant portion of its total assets in securities issued by companies that are economically tied to countries outside the United States. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country. The Fund may invest a significant amount of its total assets in securities issued by companies economically tied to emerging and frontier market countries. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes are among the highest quality in their global peer group. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied, and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies, when it is considered safe to do so, and expects to speak directly with senior management.

The ESG criteria described above are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. In analyzing a company’s approach to these ESG criteria, the Adviser assesses a number of factors through a proprietary analytical framework. This analysis may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not specifically include or exclude a particular company solely based on the Adviser’s assessment of that company’s ESG factors. The Adviser generally applies this ESG analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio.

Because incorporating ESG considerations into the investment research process involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the Adviser will align with the beliefs or values of a particular investor, and other managers may make a different assessment of a company’s ESG criteria.

The Fund may invest in early-stage companies and Initial Public Offerings (IPOs). The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential.

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries, or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and could cause the remaining shareholders in the Fund to lose money.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Micro-Cap Company Stock Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, may be more vulnerable to adverse business or market developments, and may have less publicly available information relative to larger companies.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Sector Concentration Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to either a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – June 30, 2020	37.61%
Worst Quarter – March 31, 2020	-25.08%
		As of June 30, 2023, the year-to-date return of the Fund’s Institutional Class shares was -34.50%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Grandeur Peak Global Micro Cap Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPMCX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,000
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,166
Annual Return 2016	rr_AnnualReturn2016	9.76%
Annual Return 2017	rr_AnnualReturn2017	31.48%
Annual Return 2018	rr_AnnualReturn2018	(17.77%)
Annual Return 2019	rr_AnnualReturn2019	23.78%
Annual Return 2020	rr_AnnualReturn2020	52.85%
Annual Return 2021	rr_AnnualReturn2021	17.19%
Annual Return 2022	rr_AnnualReturn2022	(31.66%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(34.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.08%)
1 Year	rr_AverageAnnualReturnYear01	(31.66%)
5 Years	rr_AverageAnnualReturnYear05	4.50%
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2015
Grandeur Peak Global Micro Cap Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(31.66%)
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2015
Grandeur Peak Global Micro Cap Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.75%)
5 Years	rr_AverageAnnualReturnYear05	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2015
Grandeur Peak Global Micro Cap Fund | MSCI ACWI Small Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.27%)
5 Years	rr_AverageAnnualReturnYear05	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	7.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2015
Grandeur Peak Global Micro Cap Fund | MSCI World Micro Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(22.31%)
5 Years	rr_AverageAnnualReturnYear05	1.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2015
Grandeur Peak Global Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Grandeur Peak Global Opportunities Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. For the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2024. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock, and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

The Fund will typically invest in securities issued by companies economically tied to at least three countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are economically tied to countries outside the United States. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country.

The Fund may invest a significant amount of its total assets (up to 50% under normal market conditions) at the time of purchase in securities issued by companies economically tied to emerging and frontier market countries. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes are among the highest quality in their global peer group. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied, and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies, when it is considered safe to do so, and expects to speak directly with senior management.

The ESG criteria described above are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. In analyzing a company’s approach to these ESG criteria, the Adviser assesses a number of factors through a proprietary analytical framework. This analysis may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not specifically include or exclude a particular company solely based on the Adviser’s assessment of that company’s ESG factors. The Adviser generally applies this ESG analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio.

Because incorporating ESG considerations into the investment research process involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the Adviser will align with the beliefs or values of a particular investor, and other managers may make a different assessment of a company’s ESG criteria.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early-stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries, or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and could cause the remaining shareholders in the Fund to lose money.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Sector Concentration Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Micro-Cap Company Stock Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, may be more vulnerable to adverse business or market developments, and may have less publicly available information relative to larger companies.

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid the a Fund, shareholders may not be entitled to a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – June 30, 2020	37.50%
Worst Quarter – March 31, 2020	-24.12%
		As of June 30, 2023, the year-to-date return of the Fund’s Investor Class shares was -33.47%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Investor Class shares of the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Grandeur Peak Global Opportunities Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPGOX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.60%	[30]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[31],[32]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.54%	[30]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	870
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,898
Annual Return 2013	rr_AnnualReturn2013	38.01%
Annual Return 2014	rr_AnnualReturn2014	3.62%
Annual Return 2015	rr_AnnualReturn2015	1.42%
Annual Return 2016	rr_AnnualReturn2016	6.51%
Annual Return 2017	rr_AnnualReturn2017	32.48%
Annual Return 2018	rr_AnnualReturn2018	(17.94%)
Annual Return 2019	rr_AnnualReturn2019	31.13%
Annual Return 2020	rr_AnnualReturn2020	44.51%
Annual Return 2021	rr_AnnualReturn2021	21.61%
Annual Return 2022	rr_AnnualReturn2022	(33.56%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(33.47%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.12%)
1 Year	rr_AverageAnnualReturnYear01	(33.56%)
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	9.90%
Grandeur Peak Global Opportunities Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(33.83%)
5 Years	rr_AverageAnnualReturnYear05	2.61%
10 Years	rr_AverageAnnualReturnYear10	8.18%
Grandeur Peak Global Opportunities Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.68%)
5 Years	rr_AverageAnnualReturnYear05	3.81%
10 Years	rr_AverageAnnualReturnYear10	8.05%
Grandeur Peak Global Opportunities Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPGIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%	[30]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[31],[32]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%	[30]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,628
1 Year	rr_AverageAnnualReturnYear01	(33.28%)
5 Years	rr_AverageAnnualReturnYear05	4.92%
10 Years	rr_AverageAnnualReturnYear10	10.19%
Grandeur Peak Global Opportunities Fund | MSCI ACWI Small Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.27%)
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	8.16%
Grandeur Peak Global Opportunities Fund | MSCI ACWI IMI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.00%)
5 Years	rr_AverageAnnualReturnYear05	5.48%
10 Years	rr_AverageAnnualReturnYear10	8.49%
Grandeur Peak Global Reach Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Grandeur Peak Global Reach Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the Fund’s most recent fiscal year end, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2024. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock, and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase. The Fund will typically invest in securities issued by companies economically tied to at least ten countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are economically tied to countries outside the United States. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country.

The Fund may invest a significant amount of its total assets (up to 50% under normal market conditions) at the time of purchase in securities issued by companies economically tied to emerging and frontier market countries. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes are among the highest quality in their global peer group. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies, when it is considered safe to do so, and expects to speak directly with senior management.

The ESG criteria described above are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. In analyzing a company’s approach to these ESG criteria, the Adviser assesses a number of factors through a proprietary analytical framework. This analysis may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not specifically include or exclude a particular company solely based on the Adviser’s assessment of that company’s ESG factors. The Adviser generally applies this ESG analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio.

Because incorporating ESG considerations into the investment research process involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the Adviser will align with the beliefs or values of a particular investor, and other managers may make a different assessment of a company’s ESG criteria.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early-stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries, or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and could cause the remaining shareholders in the Fund to lose money.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Sector Concentration Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Micro-Cap Company Stock Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, may be more vulnerable to adverse business or market developments, and may have less publicly available information relative to larger companies.

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk nor normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors.

The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to either a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – June 30, 2020	34.04%
Worst Quarter – March 31, 2020	-23.72%
		As of June 30, 2023, the year-to-date return of the Fund’s Investor Class shares was -35.04%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Grandeur Peak Global Reach Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPROX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.21%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,777
Annual Return 2014	rr_AnnualReturn2014	8.17%
Annual Return 2015	rr_AnnualReturn2015	(0.61%)
Annual Return 2016	rr_AnnualReturn2016	7.56%
Annual Return 2017	rr_AnnualReturn2017	30.50%
Annual Return 2018	rr_AnnualReturn2018	(15.84%)
Annual Return 2019	rr_AnnualReturn2019	29.38%
Annual Return 2020	rr_AnnualReturn2020	41.10%
Annual Return 2021	rr_AnnualReturn2021	19.80%
Annual Return 2022	rr_AnnualReturn2022	(34.54%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(35.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.72%)
1 Year	rr_AverageAnnualReturnYear01	(34.54%)
5 Years	rr_AverageAnnualReturnYear05	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	8.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2013
Grandeur Peak Global Reach Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(34.54%)
5 Years	rr_AverageAnnualReturnYear05	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	7.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2013
Grandeur Peak Global Reach Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
5 Years	rr_AverageAnnualReturnYear05	3.17%
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2013
Grandeur Peak Global Reach Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPRIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	691
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,521
1 Year	rr_AverageAnnualReturnYear01	(34.37%)
5 Years	rr_AverageAnnualReturnYear05	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	8.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2013
Grandeur Peak Global Reach Fund | MSCI ACWI Small Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.27%)
5 Years	rr_AverageAnnualReturnYear05	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	7.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2013
Grandeur Peak Global Reach Fund | MSCI ACWI IMI Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.00%)
5 Years	rr_AverageAnnualReturnYear05	5.48%
Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2013
Grandeur Peak Global Stalwarts Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Grandeur Peak Global Stalwarts Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2024. Any agreement by the Adviser to waive fees is only included for the one-year period in the expense example. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number Of Years You Own Your Shares
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in foreign and domestic companies.

Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities of foreign and domestic companies with market capitalizations of more than $1.5 billion at the time of purchase.

The Fund will invest a significant portion of its total assets in securities issued by companies that are economically tied to countries outside the United States. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country. The Fund may invest a significant amount of its total assets in securities issued by companies economically tied to emerging and frontier market countries. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes are among the highest quality in their global peer group. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies, when it is considered safe to do so, and expects to speak directly with senior management.

The ESG criteria described above are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. In analyzing a company’s approach to these ESG criteria, the Adviser assesses a number of factors through a proprietary analytical framework. This analysis may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not specifically include or exclude a particular company solely based on the Adviser’s assessment of that company’s ESG factors. The Adviser generally applies this ESG analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio.

Because incorporating ESG considerations into the investment research process involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the Adviser will align with the beliefs or values of a particular investor, and other managers may make a different assessment of a company’s ESG criteria.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early-stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries, or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and could cause the remaining shareholders in the Fund to lose money.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Sector Concentration Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – June 30, 2020	37.80%
Worst Quarter – June 30, 2022	-23.35%
		As of June 30, 2023, the year-to-date return of the Fund’s Investor Class shares was -37.54%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Grandeur Peak Global Stalwarts Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GGSOX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,464
Annual Return 2016	rr_AnnualReturn2016	8.06%
Annual Return 2017	rr_AnnualReturn2017	31.20%
Annual Return 2018	rr_AnnualReturn2018	(15.12%)
Annual Return 2019	rr_AnnualReturn2019	32.07%
Annual Return 2020	rr_AnnualReturn2020	40.69%
Annual Return 2021	rr_AnnualReturn2021	20.96%
Annual Return 2022	rr_AnnualReturn2022	(39.55%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(37.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.35%)
1 Year	rr_AverageAnnualReturnYear01	(39.55%)
5 Years	rr_AverageAnnualReturnYear05	2.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2015
Grandeur Peak Global Stalwarts Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(39.55%)
5 Years	rr_AverageAnnualReturnYear05	2.03%
Since Inception	rr_AverageAnnualReturnSinceInception	7.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2015
Grandeur Peak Global Stalwarts Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(23.41%)
5 Years	rr_AverageAnnualReturnYear05	2.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2015
Grandeur Peak Global Stalwarts Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GGSYX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,154
1 Year	rr_AverageAnnualReturnYear01	(39.39%)
5 Years	rr_AverageAnnualReturnYear05	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2015
Grandeur Peak Global Stalwarts Fund | MSCI ACWI Mid Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.37%)
5 Years	rr_AverageAnnualReturnYear05	4.00%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2015
Grandeur Peak International Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Grandeur Peak International Opportunities Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. For the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2024. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in small- and micro-cap companies economically tied to countries outside the United States.

Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities of foreign companies with market capitalizations of less than $5 billion at the time of purchase. Under normal market conditions, the Fund will invest in companies economically tied to at least five of the countries included in the MSCI AC World Ex-U.S.A. Small Cap Index.

The Fund may invest a significant amount of its total assets (up to 60% under normal market conditions) at the time of purchase in securities issued by companies economically tied to emerging and frontier markets. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes are among the highest quality in their global peer group. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies, when it is considered safe to do so, and expects to speak directly with senior management.

The ESG criteria described above are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. In analyzing a company’s approach to these ESG criteria, the Adviser assesses a number of factors through a proprietary analytical framework. This analysis may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not specifically include or exclude a particular company solely based on the Adviser’s assessment of that company’s ESG factors. The Adviser generally applies this ESG analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio.

Because incorporating ESG considerations into the investment research process involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the Adviser will align with the beliefs or values of a particular investor, and other managers may make a different assessment of a company’s ESG criteria.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early-stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries, or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and could cause the remaining shareholders in the Fund to lose money.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Sector Concentration Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Micro-Cap Company Stock Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, may be more vulnerable to adverse business or market developments, and may have less publicly available information relative to larger companies.

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to a or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter- June 30, 2020	36.12%
Worst Quarter- March 31, 2020	-25.50%
		As of June 30, 2023, the year-to-date return of the Fund’s Investor Class shares was -35.22%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Investor Class shares of the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Grandeur Peak International Opportunities Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPIOX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.60%	[35]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[36],[37]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.55%	[35]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	870
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,898
Annual Return 2013	rr_AnnualReturn2013	33.11%
Annual Return 2014	rr_AnnualReturn2014	2.36%
Annual Return 2015	rr_AnnualReturn2015	2.56%
Annual Return 2016	rr_AnnualReturn2016	2.94%
Annual Return 2017	rr_AnnualReturn2017	38.40%
Annual Return 2018	rr_AnnualReturn2018	(21.75%)
Annual Return 2019	rr_AnnualReturn2019	28.20%
Annual Return 2020	rr_AnnualReturn2020	36.81%
Annual Return 2021	rr_AnnualReturn2021	18.39%
Annual Return 2022	rr_AnnualReturn2022	(34.47%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(35.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.50%)
1 Year	rr_AverageAnnualReturnYear01	(34.47%)
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	7.80%
Grandeur Peak International Opportunities Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(34.48%)
5 Years	rr_AverageAnnualReturnYear05	(0.16%)
10 Years	rr_AverageAnnualReturnYear10	6.50%
Grandeur Peak International Opportunities Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.40%)
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	6.29%
Grandeur Peak International Opportunities Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPIIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%	[35]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[36],[37]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.31%	[35]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	744
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,633
1 Year	rr_AverageAnnualReturnYear01	(34.21%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	8.03%
Grandeur Peak International Opportunities Fund | MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.57%)
5 Years	rr_AverageAnnualReturnYear05	1.08%
10 Years	rr_AverageAnnualReturnYear10	5.65%
Grandeur Peak International Opportunities Fund | MSCI ACWI ex USA IMI Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.15%)
5 Years	rr_AverageAnnualReturnYear05	1.32%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Grandeur Peak International Stalwarts Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Grandeur Peak International Stalwarts Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. For the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2024. Any agreement by the Adviser to waive fees is only included for the one-year period in the expense example. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number Of Years You Own Your Shares
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in companies economically tied to countries outside the United States.

Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities of companies economically tied to countries outside the United States with market capitalizations of more than $1.5 billion at the time of purchase.

The Fund may invest a significant amount of its total assets in securities issued by companies economically tied to emerging and frontier market countries. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration of assets or revenues. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes are among the highest quality in their global peer group. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies, when it is considered safe to do so, and expects to speak directly with senior management.

The ESG criteria described above are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. In analyzing a company’s approach to these ESG criteria, the Adviser assesses a number of factors through a proprietary analytical framework. This analysis may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not specifically include or exclude a particular company solely based on the Adviser’s assessment of that company’s ESG factors. The Adviser generally applies this ESG analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio.

Because incorporating ESG considerations into the investment research process involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the Adviser will align with the beliefs or values of a particular investor, and other managers may make a different assessment of a company’s ESG criteria.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early-stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries, or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and could cause the remaining shareholders in the Fund to lose money.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Sector Concentration Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter- June 30, 2020	36.19%
Worst Quarter- June 30, 2022	-23.03%
		As of June 30, 2023, the year-to-date return on the Fund’s Investor Class shares was -35.52%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Grandeur Peak International Stalwarts Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GISOX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[38]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,396
Annual Return 2016	rr_AnnualReturn2016	5.04%
Annual Return 2017	rr_AnnualReturn2017	36.48%
Annual Return 2018	rr_AnnualReturn2018	(17.65%)
Annual Return 2019	rr_AnnualReturn2019	31.57%
Annual Return 2020	rr_AnnualReturn2020	38.16%
Annual Return 2021	rr_AnnualReturn2021	24.41%
Annual Return 2022	rr_AnnualReturn2022	(37.61%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(35.52%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.03%)
1 Year	rr_AverageAnnualReturnYear01	(37.61%)
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2015
Grandeur Peak International Stalwarts Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(37.63%)
5 Years	rr_AverageAnnualReturnYear05	2.53%
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2015
Grandeur Peak International Stalwarts Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(22.26%)
5 Years	rr_AverageAnnualReturnYear05	2.53%
Since Inception	rr_AverageAnnualReturnSinceInception	6.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2015
Grandeur Peak International Stalwarts Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GISYX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[38]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,107
1 Year	rr_AverageAnnualReturnYear01	(37.48%)
5 Years	rr_AverageAnnualReturnYear05	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	8.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2015
Grandeur Peak International Stalwarts Fund | MSCI ACWI ex USA Mid Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.66%)
5 Years	rr_AverageAnnualReturnYear05	0.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2015
Grandeur Peak International Stalwarts Fund | MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.57%)
5 Years	rr_AverageAnnualReturnYear05	1.08%
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2015
Grandeur Peak US Stalwarts Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Grandeur Peak US Stalwarts Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the most recent fiscal year the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2024. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets at the time of purchase in equity securities of companies that are economically tied to the United States. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country. The Fund may also invest in securities of companies economically tied to countries outside of the United States. The Adviser will invest the Fund’s assets primarily in equity securities with market capitalizations of more than $1.5 billion at the time of purchase.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes are among the highest quality in their global peer group. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies, when it is considered safe to do so, and expects to speak directly with senior management.

The ESG criteria described above are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. In analyzing a company’s approach to these ESG criteria, the Adviser assesses a number of factors through a proprietary analytical framework. This analysis may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not specifically include or exclude a particular company solely based on the Adviser’s assessment of that company’s ESG factors. The Adviser generally applies this ESG analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio.

Because incorporating ESG considerations into the investment research process involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the Adviser will align with the beliefs or values of a particular investor, and other managers may make a different assessment of a company’s ESG criteria.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early-stage companies and Initial Public Offerings (IPOs).

The Fund seeks to invest in what the Adviser believes to be the best investments available without regard to benchmark weightings. The Adviser may significantly shift Fund assets between sectors based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

New Fund Risk. The Fund was recently formed and therefore has limited performance history for investors to evaluate.

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and could cause the remaining shareholders in the Fund to lose money.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Sector Concentration Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter- June 30, 2021	12.21%
Worst Quarter- December 31, 2021	0.99%
		As of June 30, 2023, the year-to-date return of the Fund’s Institutional Class shares was -33.57%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Grandeur Peak US Stalwarts Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GUSYX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[39]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,107
Annual Return 2021	rr_AnnualReturn2021	21.41%
Annual Return 2022	rr_AnnualReturn2022	(35.28%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(33.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.99%
1 Year	rr_AverageAnnualReturnYear01	(35.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	18.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2019
Grandeur Peak US Stalwarts Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(35.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	18.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2019
Grandeur Peak US Stalwarts Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2019
Grandeur Peak US Stalwarts Fund | MSCI US Mid Cap
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	24.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2019
Grandeur Peak US Stalwarts Fund | MSCI US Small Cap
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	25.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2019
Vulcan Value Partners Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VULCAN VALUE PARTNERS FUND (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes for a shareholder of the Fund when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreements, which end on August 31, 2024. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Vulcan Value Partners Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded small-cap and large-cap companies the Fund believes to be both undervalued and possessing a sustainable competitive advantage. The Fund generally regards small-cap companies to be those less than $5 billion in market capitalization and large-cap companies to be those greater than $5 billion in market capitalization. The Adviser expects that these ranges will change over time.

The Fund views equity investments as ownership in a business enterprise and approaches investing as long-term partial ownership of businesses. The Fund seeks to purchase publicly traded companies at significant discounts to intrinsic worth. The Fund seeks to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, sustainable competitive advantages to maximize returns and to minimize risk. The Fund generally defines risk as the probability of permanently losing capital over a five-year period. The Fund generally sells stocks when they approach their appraised value. The Fund seeks to determine business or intrinsic value through disciplined financial analysis. The Fund believes that equities purchased at prices substantially less than their intrinsic worth generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company’s economic value.

This portfolio strategy invests in companies with larger market capitalizations. Generally, subject to price, any publicly traded company with reasonable economics would be a potential investment in this portfolio. A core position in the Fund is generally approximately 5% of the Fund’s portfolio, so that theoretically the Fund would seek to hold about 20 companies, spread across various industries. Because it is rare that the Fund would find exactly 20 companies meeting its investment guidelines, allocations will vary with the price to value ratio of specific companies. The Fund may invest in positions as small as 1% when price to value ratios are higher. The Fund generally will not invest in any business that is trading above the Fund’s estimate of its fair value. Most of these securities are listed on the major securities exchanges. The Fund may invest up to 30% of net assets in publicly traded foreign securities, which may consist in whole or in part of securities of issuers in emerging markets. The Fund may hold up to 15% of net assets in illiquid securities. If investments meeting the Fund’s criteria are not available, the Fund may invest the Fund’s assets temporarily in obligations of the U.S. government and its agencies, or in other money market instruments. The Fund is non-diversified, which means that it may take a more focused approach to investing.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio that may adversely affect its net asset value and total return. Unless otherwise stated, these risks apply to the Fund. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.

●

Stock Market Risk – Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions including interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues. If the value of Fund’s investments goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, Fund investments might not be profitable either because the market fails to recognize the value or because the Adviser misjudged the value of the investment.

●	Business Ownership Risk – The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business.

●

Small-Size Company Risk – The Fund’s investments in securities issued by small-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

●

Non-diversification Risk and Securities Concentration Limitations – The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

●

Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

●

Economic and Market Events Risk – Markets can be volatile in response to a number of factors, as well as broader economic, political, military and regulatory conditions. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance and may prevent execution of the Fund’s strategy successfully. It is not always possible to access certain markets or to sell certain investments at a particular time or at an acceptable price, thereby impacting the liquidity of a given portfolio. The value of the fund will change daily based on changes in market, economic, industry, political, military, regulatory, geopolitical, and other considerations.

●	Currency Risk – The value of the Fund’s investments may fall as a result of changes in exchange rates.

●

Emerging Markets Risk - To the extent that the Fund invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

●	Managed Portfolio Risk – The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

The Fund has chosen to operate under certain self-imposed limitations that are unrelated to the diversification tests under Section 5(b)(1) of the 1940 Act. The Fund will ensure that no issuer’s securities will constitute more than 10% of the Fund’s assets. In addition, the Fund will be allowed to invest up to, but no more than, an aggregate of 40% of its assets in positions where the investment in the securities of an issuer exceeds 5% of the Fund’s assets. Both of these tests will be applied to the Fund’s holdings on an ongoing basis.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The performance shown in the table below for periods prior to May 1, 2019 for Institutional Class shares reflects the performance of the Fund’s Investor Class shares, the initial share class, calculated using the fees and expenses of Investor Class shares, without the effect of any fee and expense limitations or waivers. If Institutional Class shares of the Fund had been available during periods prior to May 1, 2019, the performance shown would have been higher. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.vulcanvaluepartners.com/mutual-funds/ or by calling 877.421.5078.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.421.5078
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vulcanvaluepartners.com/mutual-funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Investor Class Shares (Calendar years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter –	6/30/2021	24.87%
Worst Quarter –	6/30/2022	-28.51%
		The Fund’s Investor Class shares year-to-date return as of June 30, 2023 was 25.21%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Vulcan Value Partners Fund | Russell 1000 Value Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.54%)
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	10.29%
Vulcan Value Partners Fund | S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Vulcan Value Partners Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VVPLX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[40]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	615
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,403
Annual Return 2013	rr_AnnualReturn2013	36.31%
Annual Return 2014	rr_AnnualReturn2014	13.74%
Annual Return 2015	rr_AnnualReturn2015	(9.63%)
Annual Return 2016	rr_AnnualReturn2016	11.46%
Annual Return 2017	rr_AnnualReturn2017	16.75%
Annual Return 2018	rr_AnnualReturn2018	(7.68%)
Annual Return 2019	rr_AnnualReturn2019	44.37%
Annual Return 2020	rr_AnnualReturn2020	11.59%
Annual Return 2021	rr_AnnualReturn2021	45.29%
Annual Return 2022	rr_AnnualReturn2022	(38.06%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	25.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.51%)
1 Year	rr_AverageAnnualReturnYear01	(38.06%)
5 Years	rr_AverageAnnualReturnYear05	2.28%
10 Years	rr_AverageAnnualReturnYear10	7.40%
Vulcan Value Partners Fund | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(39.14%)
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	5.82%
Vulcan Value Partners Fund | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(22.20%)
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	5.76%
Vulcan Value Partners Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VVILX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[40]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	484
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,105
1 Year	rr_AverageAnnualReturnYear01	(37.91%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Vulcan Value Partners Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VULCAN VALUE PARTNERS SMALL CAP FUND (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes for a shareholder of the Fund when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreements, which ends on August 31, 2024. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Vulcan Value Partners Small Cap Fund seeks to achieve long term capital appreciation by investing primarily in publicly traded small-cap companies the Fund believes to be both undervalued and possessing a sustainable competitive advantage.

The Fund views equity investments as ownership in a business enterprise and approaches investing as long-term partial ownership of businesses. The Fund seeks to purchase publicly traded companies at significant discounts to intrinsic worth. The Fund seeks to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, sustainable competitive advantages to maximize returns and to minimize risk. The Fund generally defines risk as the probability of permanently losing capital over a five-year period.

The Fund generally sells stocks when they approach their appraised value. The Fund seeks to determine business or intrinsic value through disciplined financial analysis. The Fund believes that equities purchased at prices substantially less than their intrinsic worth generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company’s economic value.

This portfolio strategy invests in companies with smaller market capitalizations. While the Fund does not have any defined cutoffs, the Fund generally uses the Russell 2000® as a guide to define the universe of small capitalization companies, and any small publicly traded company with reasonable economics would be a potential investment in this portfolio. Under normal circumstances, at least eighty percent (80%) of the Vulcan Value Partners Small Cap Fund’s net assets are invested in small-cap companies. As of June 30, 2023, the median market capitalization of the Russell 2000® Index was approximately $0.9 billion, the top of this range was approximately $13.1 billion. The capitalization range of the companies in the Vulcan Value Partners Small Cap Fund will change over time. For purposes of the Fund’s 80% investment policy, the Fund considers small-cap companies to be those companies whose market capitalization at the time of initial purchase is within the market capitalization range of companies in the Russell 2000® Index during the most recent 12-month period. As of June 30, 2023, the latest reconstitution date, this range was approximately $1.9 million to $13.1 billion; however, this capitalization range is expected to change over time.

Once the Fund owns a company, the Fund will not necessarily sell it just because it has grown to a size that the Fund would not consider to be small cap. A core position in the Fund is generally approximately 5% of the Fund’s portfolio, so that theoretically the Fund would seek to hold about 20 companies, spread across various industries. Because it is rare that the Fund would find exactly 20 companies meeting its investment guidelines, allocations will vary with the price to value ratio of specific companies. The Fund may invest in positions as small as less than 1% when price to value ratios are higher. The Fund generally will not invest in any business that is trading above the Fund’s estimate of its fair value. Most of these securities are listed on the major securities exchanges. The Fund may invest up to 30% of net assets in publicly traded foreign securities which may consist in whole or in part of securities of issuers in emerging markets. The Fund may hold up to 15% of net assets in illiquid securities. If investments meeting the Fund’s criteria are not available, the Fund may invest the Fund’s assets temporarily in obligations of the U.S. government and its agencies, or in other money market instruments. The Fund is non-diversified, which means that it may take a more focused approach to investing.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio that may adversely affect its net asset value and total return. Unless otherwise stated, these risks apply to the Fund. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.

●

Stock Market Risk – Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions including interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues. If the value of Fund’s investments goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, Fund investments might not be profitable either because the market fails to recognize the value or because the Adviser misjudged the value of the investment.

●	Business Ownership Risk – The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business.

●

Small-Size Company Risk – The Fund’s investments in securities issued by small-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

●

Non-diversification Risk and Securities Concentration Limitations – The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

●

Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

●

Economic and Market Events Risk. Markets can be volatile in response to a number of factors, as well as broader economic, political, military and regulatory conditions. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance and may prevent execution of the Fund’s strategy successfully. It is not always possible to access certain markets or to sell certain investments at a particular time or at an acceptable price, thereby impacting the liquidity of a given portfolio. The value of the fund will change daily based on changes in market, economic, industry, political, military, regulatory, geopolitical, and other considerations.

●	Currency Risk – The value of the Fund’s investments may fall as a result of changes in exchange rates.

●

Emerging Markets Risk – To the extent that the Fund invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

●	Managed Portfolio Risk – The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The performance shown in the table below for periods prior to May 1, 2019 for Institutional Class shares reflects the performance of the Fund’s Investor Class shares, the initial share class, calculated using the fees and expenses of Investor Class shares, without the effect of any fee and expense limitations or waivers. If Institutional Class shares of the Fund had been available during periods prior to May 1, 2019, the performance shown would have been higher. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.vulcanvaluepartners.com/mutual-funds/ or by calling 877.421.5078.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.421.5078
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vulcanvaluepartners.com/mutual-funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Investor Class Shares (Calendar years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	9/30/20	39.86%
Worst Quarter	12/31/19	-42.25%
		The Fund’s Investor Class shares year-to-date return as of June 30, 2023 was 13.19%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Vulcan Value Partners Small Cap Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VVPSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[41]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	405
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	711
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,624
Annual Return 2013	rr_AnnualReturn2013	39.96%
Annual Return 2014	rr_AnnualReturn2014	2.02%
Annual Return 2015	rr_AnnualReturn2015	(5.42%)
Annual Return 2016	rr_AnnualReturn2016	18.82%
Annual Return 2017	rr_AnnualReturn2017	11.46%
Annual Return 2018	rr_AnnualReturn2018	(14.31%)
Annual Return 2019	rr_AnnualReturn2019	35.87%
Annual Return 2020	rr_AnnualReturn2020	(3.33%)
Annual Return 2021	rr_AnnualReturn2021	25.52%
Annual Return 2022	rr_AnnualReturn2022	(45.20%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.25%)
1 Year	rr_AverageAnnualReturnYear01	(45.20%)
5 Years	rr_AverageAnnualReturnYear05	(2.17%)
10 Years	rr_AverageAnnualReturnYear10	4.83%
Vulcan Value Partners Small Cap Fund | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(46.80%)
5 Years	rr_AverageAnnualReturnYear05	(5.07%)
10 Years	rr_AverageAnnualReturnYear10	2.33%
Vulcan Value Partners Small Cap Fund | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(25.60%)
5 Years	rr_AverageAnnualReturnYear05	(1.64%)
10 Years	rr_AverageAnnualReturnYear10	3.54%
Vulcan Value Partners Small Cap Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VVISX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[41]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	324
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,299
1 Year	rr_AverageAnnualReturnYear01	(45.97%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Vulcan Value Partners Small Cap Fund | Russell 2000 Value Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.48%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	8.48%
Vulcan Value Partners Small Cap Fund | Russell 2000 Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	9.01%
RONDURE NEW WORLD FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rondure New World Fund (The “Fund”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2024. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal market conditions, invest at least 40% of its assets, calculated at the time of purchase, in equity securities of (i) issuers either organized or having headquarters in countries outside the United States, or (ii) issuers having a majority of their assets or revenues attributable to countries outside the United States. Collectively, such issuers will typically be organized, headquartered or economically linked to not less than three different countries other than the United States. Though the Fund may, subject to the requirements described above, invest in issuers located throughout the world, the Adviser expects that such issuers will typically have exposure to emerging or frontier markets, which the Adviser collectively regards as those countries excluded from the MSCI World Index of developed countries.

There is no minimum or maximum with respect to the cap ranges that the Fund may invest in, however it will primarily invest in companies with market capitalizations above $1.5 billion at the time of purchase. Equity securities include common stock, preferred stocks, warrants and rights, and other securities with equity characteristics (e.g. participatory notes and exchange traded funds “ETFs” linked to underlying equity securities).

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe followed by ‘bottom up’ fundamental analysis to identify high quality companies that it believes can provide sustainable returns and also to assess when it is time to sell a holding. The

Advisor seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social and governance issues.

At times, the Fund may invest in Initial Public Offerings (IPOs). The Fund may also invest in investment grade (rated Baa3/BBB- or higher by Moody’s or Standard & Poor’s respectively) corporate or government debt obligations (from U.S. as well as non-U.S. issuers, typically with average durations of two years or less, with a variety of maturities), and in foreign exchange futures contracts or currency forward contracts (for risk management purposes). The Fund does not intend to invest in unrated debt instruments.

The Fund may, from time to time and primarily for risk management purposes, hold either gold bullion or equity securities of issuers principally engaged in the gold industry (including securities of gold mining finance companies, gold mining operating companies, or gold-related investment companies). The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). For purposes of the Fund’s 40% investment policy described above, “assets” are defined as net assets, plus the amount of any borrowings for investment purposes.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Consumer Sector Risk. The Fund may invest significantly in the consumer sector, in which case the Fund will be sensitive to changes in, and the Fund’s performance may depend to a greater extent on, the overall condition of the consumer sector. Companies engaged in the consumer sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, supply chain disruptions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Emerging and Frontier Markets Risk. Many of the companies in which the Fund invests are susceptible to emerging and frontier markets risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies located in or with exposure to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, less developed legal, regulatory, tax, and accounting systems, and the potential for government seizure of assets or nationalization of companies. Securities of issuers actually located in emerging or frontier markets may be susceptible to greater custodial and operational risks and may be substantially less liquid.

Epidemic Risk. The impact of epidemics and pandemics that may arise in the future could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by such epidemics and pandemics may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of any such epidemic or pandemic may last for an extended period of time.

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced.

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in settling securities transactions.

In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to either a credit or deduction for U.S. tax purposes.

Futures and Forward Contracts Risk. A Fund that uses futures contracts is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Forward currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings. Both futures contracts and forward contracts are complex instruments which are subject to the risk that the counterparty to a transaction may not fulfill its contractual obligations and are also subject to risks associated with improper valuation.

Gold and Gold-Related Issuers Risk. The Fund may hold investments in gold bullion and/or securities of issuers principally engaged in the gold industry. Holdings of physical gold may entail higher custody and transaction costs relative to holdings of securities. Gold held in physical form (even in a segregated account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. The price of gold operating companies is strongly affected by the price of gold, as well as by certain costs and business and operational risks directly associated with their operations. These prices may be volatile, fluctuating substantially over short periods of time.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Initial Public Offerings (IPO) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Interest Rate Risk. The fixed-income securities in which the Fund may invest may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The value of the Fund’s investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.

Large-Cap Company Stock Risk. Large-capitalization companies may go in and out of favor based on market and economic conditions. Large companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of largest companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments, at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Micro-Cap Company Stock Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because micro-cap companies’ earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Micro-cap stocks tend to be less liquid than stocks of companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which generally increases liquidity risk and pricing risk for these securities.

Mid-Cap Company Stock Risk. Generally, mid-cap companies may have more potential for growth than large-cap companies. Investing in mid-cap companies, however, may involve greater risk than investing in large-cap companies. Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities may be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.

Participatory Notes Risk. Participatory notes (or “P-notes”) represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a P-note must rely on the credit worthiness of the bank or broker who issues the P-note, and these notes do not have the same rights as a shareholder of the underlying foreign security.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Region Risk. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments.

Regional Asian Concentration Risk. To the extent the Fund has a concentration of investments in Asia, the Fund’s performance would be closely tied to social, political, and economic conditions within that region and may be more volatile than the performance of more geographically diversified funds. Since Asia includes both developed and emerging markets, investments by the Fund in that region will be subject to the risks associated with investments in such markets. More specifically, investments in companies located in or economically tied to certain markets in Asia will be subject to risks characteristic of those markets, which may include but not be limited to geopolitical and territorial uncertainties, currency fluctuations, government-imposed investment restrictions, reliance on exports, less developed legal and financial systems, environmental problems, political and social instability, and less efficient markets. Adverse developments in one country can affect the entire region.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Sector Concentration Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more the Fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

Small-Cap Company Stock Risk. Investments in securities of small companies may involve greater risks than investing in large capitalization companies because small companies generally have a limited track record and their shares tend to trade infrequently or in limited volumes.

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.rondureglobal.com or by calling 1-855-775-3337.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-775-3337
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rondureglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	–	June 30, 2020	19.30%
Worst Quarter	–	March 31, 2020	-21.70%
		The Fund’s Investor Class shares year-to-date returns as of June 30, 2023 was -15.47%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

RONDURE NEW WORLD FUND | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RNWOX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	482
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	851
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,887
Annual Return 2018	rr_AnnualReturn2018	(13.63%)
Annual Return 2019	rr_AnnualReturn2019	18.45%
Annual Return 2020	rr_AnnualReturn2020	17.45%
Annual Return 2021	rr_AnnualReturn2021	3.59%
Annual Return 2022	rr_AnnualReturn2022	(14.19%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date returns
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.47%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.70%)
1 Year	rr_AverageAnnualReturnYear01	(14.19%)
5 Years	rr_AverageAnnualReturnYear05	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2017
RONDURE NEW WORLD FUND | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.51%)
5 Years	rr_AverageAnnualReturnYear05	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2017
RONDURE NEW WORLD FUND | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.17%)
5 Years	rr_AverageAnnualReturnYear05	1.05%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2017
RONDURE NEW WORLD FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RNWIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	698
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,559
1 Year	rr_AverageAnnualReturnYear01	(13.99%)
5 Years	rr_AverageAnnualReturnYear05	1.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2017
RONDURE NEW WORLD FUND | MSCI Emerging Markets TR USD Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.74%)
5 Years	rr_AverageAnnualReturnYear05	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2017
RONDURE OVERSEAS FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rondure Overseas Fund (The “Fund”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2024. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal market conditions, invest at least 80% of its assets, calculated at the time of purchase, in equity securities of (i) issuers either organized or having headquarters in countries outside the United States, or (ii) issuers having a majority of their assets or revenues attributable to countries outside the United States. Though the Fund may, subject to the requirements described above, invest in issuers located throughout the world, the Adviser expects that such issuers will typically have primary exposure to developed foreign markets, which the Adviser collectively regards as those countries within the MSCI World Index of developed countries.

There is no minimum or maximum with respect to the cap ranges that the Fund may invest in, however it will primarily invest in companies with market capitalizations above $1.5 billion at the time of purchase. Equity securities include common stock, preferred stocks, warrants and rights, and other securities with equity characteristics (e.g. exchange traded funds “ETFs” linked to underlying equity securities).

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe followed by ‘bottom up’ fundamental analysis to identify high quality companies that it believes can provide sustainable returns and also to assess when it is time to sell a holding. The Advisor seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social and governance issues.

At times, the Fund may invest in Initial Public Offerings (IPOs). The Fund may also invest in investment grade (rated Baa3/BBB- or higher by Moody’s or Standard & Poor’s respectively) corporate or government debt obligations (from U.S. as well as non-U.S. issuers, typically with average durations of two years or less, with a variety of maturities), and in foreign exchange futures contracts or currency forward contracts (for risk management purposes). The Fund does not intend to invest in unrated debt instruments.

The Fund may, from time to time and primarily for risk management purposes, hold either gold bullion or equity securities of issuers principally engaged in the gold industry (including securities of gold mining finance companies, gold mining operating companies, or gold-related investment companies). The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). For purposes of the Fund’s 80% investment policy described above, “assets” are defined as net assets, plus the amount of any borrowings for investment purposes.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Consumer Sector Risk. The Fund may invest significantly in the consumer sector, in which case the Fund will be sensitive to changes in, and the Fund’s performance may depend to a greater extent on, the overall condition of the consumer sector. Companies engaged in the consumer sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, supply chain disruptions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Epidemic Risk. The impact of epidemics and pandemics that may arise in the future could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by such epidemics and pandemics may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of any such epidemic or pandemic may last for an extended period of time.

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced.

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Foreign Tax Risk. A Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by a Fund, shareholders may not be entitled to either a credit or deduction for U.S. tax purposes.

Futures and Forward Contracts Risk. A Fund that uses futures contracts is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Forward currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings. Both futures contracts and forward contracts are complex instruments which are subject to the risk that the counterparty to a transaction may not fulfill its contractual obligations and are also subject to risks associated with improper valuation.

Gold and Gold-Related Issuers Risk. The Fund may hold investments in gold bullion and/or securities of issuers principally engaged in the gold industry. Holdings of physical gold may entail higher custody and transaction costs relative to holdings of securities. Gold held in physical form (even in a segregated account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. The price of gold operating companies is strongly affected by the price of gold, as well as by certain costs and business and operational risks directly associated with their operations. These prices may be volatile, fluctuating substantially over short periods of time.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Interest Rate Risk. The fixed-income securities in which the Fund may invest may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The value of the Fund’s investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.

Large-Cap Company Stock Risk. Large-capitalization companies may go in and out of favor based on market and economic conditions. Large companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of largest companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Micro-Cap Company Stock Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because micro-cap companies’ earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Micro-cap stocks tend to be less liquid than stocks of companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which generally increases liquidity risk and pricing risk for these securities.

Mid-Cap Company Stock Risk. Generally, mid-cap companies may have more potential for growth than large-cap companies. Investing in mid-cap companies, however, may involve greater risk than investing in large-cap companies. Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities may be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Region Risk. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Sector Concentration Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more the Fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

Small-Cap Company Stock Risk. Investments in securities of small companies may involve greater risks than investing in large capitalization companies because small and companies generally have a limited track record and their shares tend to trade infrequently or in limited volumes.

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.rondureglobal.com or by calling 1-855-775-3337.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-775-3337
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rondureglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	–	June 30, 2020	16.20%
Worst Quarter	–	March 31, 2020	-17.67%
		The Fund’s Investor Class shares year-to-date returns as of June 30, 2023 was -26.11%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

RONDURE OVERSEAS FUND | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ROSOX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.29%)	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	622
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,158
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,624
Annual Return 2018	rr_AnnualReturn2018	(9.63%)
Annual Return 2019	rr_AnnualReturn2019	15.50%
Annual Return 2020	rr_AnnualReturn2020	15.63%
Annual Return 2021	rr_AnnualReturn2021	12.00%
Annual Return 2022	rr_AnnualReturn2022	(25.18%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date returns
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(26.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.67%)
1 Year	rr_AverageAnnualReturnYear01	(25.18%)
5 Years	rr_AverageAnnualReturnYear05	0.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017
RONDURE OVERSEAS FUND | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(25.70%)
5 Years	rr_AverageAnnualReturnYear05	(0.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017
RONDURE OVERSEAS FUND | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.54%)
5 Years	rr_AverageAnnualReturnYear05	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017
RONDURE OVERSEAS FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ROSIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.41%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,017
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,338
1 Year	rr_AverageAnnualReturnYear01	24.96%
5 Years	rr_AverageAnnualReturnYear05	0.46%
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017
RONDURE OVERSEAS FUND | MSCI ACWI ex US Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.66%)
5 Years	rr_AverageAnnualReturnYear05	0.20%
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017

[1]	Expenses have been restated to reflect current fees.
[2]	Seafarer Capital Partners, LLC (“Seafarer” or the “Adviser”) has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (inclusive of acquired fund fees and expenses, and exclusive of brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.15% and 1.05% of the Fund’s average daily net assets for the Investor and Institutional share classes, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2024. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such fees and expenses more than three years after the date on which the fees or expenses were deferred. This agreement may not be terminated or modified prior to August 31, 2024 except with the approval of the Fund’s Board of Trustees.
[3]	After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when buying or selling shares of the Fund.
[4]	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
[5]	Expenses have been restated to reflect current fees.
[6]	Seafarer Capital Partners, LLC (“Seafarer” or the “Adviser”) has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (inclusive of acquired fund fees and expenses, and exclusive of brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.15% and 1.05% of the Fund’s average daily net assets for the Investor and Institutional share classes, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2024. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such fees and expenses more than three years after the date on which the fees or expenses were deferred. This agreement may not be terminated or modified prior to August 31, 2024 except with the approval of the Fund’s Board of Trustees.
[7]	After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when buying or selling shares of the Fund.
[8]	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
[9]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[10]	Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.82%, 2.46%, 1.48% and 1.86% respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2024. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Adviser may not discontinue this waiver, prior to August 31, 2024, without the approval by the Fund’s Board of Trustees.
[11]	Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may differ than those listed in the Financial Highlights.
[12]	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-advantaged accounts (i.e., retirement plans or Individual Retirement Accounts).
[13]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
[14]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[15]	Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.35%, 1.78%, 0.82 and 1.17% respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2024. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Adviser may not discontinue this waiver, prior to August 31, 2024, without the approval by the Fund’s Board of Trustees.
[16]	Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may differ than those listed in the Financial Highlights.
[17]	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-advantaged accounts (i.e., retirement plans or Individual Retirement Accounts).
[18]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
[19]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[20]	Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.35%, 2.00%, 1.05% and 1.40% respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2024. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Adviser may not discontinue this waiver, prior to August 31, 2024, without the approval by the Fund’s Board of Trustees.
[21]	Total Annual Fund Operating Expenses after fee Waiver/Expense Reimbursement may differ than those listed in the Financial Highlights.
[22]	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-advantaged accounts (i.e., retirement plans or Individual Retirement Accounts).
[23]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
[24]	Expenses have been restated to reflect current fees.
[25]	As part as the same Expense Agreement, the Adviser has agreed through at least August 31, 2024, to waive annual management fees of 1.35% to 1.00% to the extent that the assets of the Fund exceed an average daily net asset level of $400 million. This waiver of management fees is not subject to recapture by the Adviser.
[26]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.95% and 1.70% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2023. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2023, except with the approval of the Fund’s Board of Trustees.
[27]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.35% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2024 The Adviser will be permitted to recapture expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2024, except with the approval of the Fund’s Board of Trustees.
[28]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.25% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement (the “Expense Agreement”) is in effect through August 31, 2024. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2024, except with the approval of the Fund’s Board of Trustees.
[29]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 2.00% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2024. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. This agreement may not be terminated or modified prior to August 31, 2024, except with the approval of the Fund’s Board of Trustees.
[30]	Expenses have been restated to reflect current fees.
[31]	As part as the same Expense Agreement, the Adviser has agreed through at least August 31, 2024, to waive annual management fees of 1.25% to 1.00% to the extent that the assets of the Fund exceed an average daily net asset level of $500 million. This waiver of management fees is not subject to recapture by the Adviser.
[32]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2024. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2024, except with the approval of the Fund’s Board of Trustees.
[33]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.50% and 1.25% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2024. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2024, except with the approval of the Fund’s Board of Trustees.
[34]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2024. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. This agreement may not be terminated or modified prior to August 31, 2024, except with the approval of the Fund’s Board of Trustees.
[35]	Expenses have been restated to reflect current fees.
[36]	As part as the same Expense Agreement, the Adviser has agreed through at least August 31, 2024, to waive annual management fees of 1.25% to 1.00% to the extent that the assets of the Fund exceed an average daily net asset level of $500 million. This waiver of management fees is not subject to recapture by the Adviser.
[37]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2024. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Funds will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2024, except with the approval of the Fund’s Board of Trustees.
[38]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2024. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Funds will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. This agreement may not be terminated or modified prior to August 31, 2024, except with the approval of the Fund’s Board of Trustees.
[39]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.00% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2024. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2024, except with the approval of the Fund’s Board of Trustees.
[40]	Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% and 0.85% of the Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. These fee waivers (the “Expense Agreements”) shall continue through August 31, 2024. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreements to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreements or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Adviser may not discontinue or modify this waiver prior to August 31, 2024 without the approval by the Fund’s Board of Trustees.
[41]	Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% and 1.00% of the Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. These fee waivers agreements (the “Expense Agreements”) shall continue through August 31, 2024. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreements to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreements or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Adviser may not discontinue or modify this waiver prior to August 31, 2024 without the approval by the Fund’s Board of Trustees.
[42]	Rondure Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2024. The Adviser will be permitted to recapture, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified by the Adviser prior to August 31, 2024, except with the approval of the Fund’s Board of Trustees.
[43]	Rondure Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.10% and 0.85% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2024. The Adviser will be permitted to recapture, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified by the Adviser prior to August 31, 2024, except with the approval of the Fund’s Board of Trustees.